UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2009

Date of reporting period: January 1, 2009 — June 30, 2009

Item 1. Report to Stockholders:
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

6|30|09

Semiannual report

Putnam VT
Diversified Income Fund

Putnam
INVESTMENTS

Putnam VT Diversified Income Fund

Investment objective

As high a level of current income as Putnam Management believes is consistent with preservation of capital

Net asset value June 30, 2009
Class IA: $6.50	Class IB: $6.48

Performance summary
Total return at net asset value
(as of 6/30/09)	Class IA shares*	Class IB shares†

6 months	24.09%	24.28%

1 year	–10.72	–10.30

5 years	6.00	5.68
Annualized	1.17	1.11

10 years	45.05	42.87
Annualized	3.79	3.63

Life	95.52	90.83
Annualized	4.34	4.18

During portions of the periods shown, the fund limited expenses, without which returns would have been lower.

* Class inception date: September 15, 1993.

† Class inception date: April 6, 1998.

Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would be lower. Periods and performance for class IB shares before their inception are derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. To obtain the most recent month-end performance for the Putnam subaccounts, visit www.putnam.com.

Report from your fund’s managers

Unprecedented government intervention, a brightening economic picture, and improving investor sentiment helped credit markets to stabilize and then rebound impressively during the period. The Fed (Federal Reserve Board) and several non-U.S. central banks initiated a series of interest-rate reductions designed to stimulate economic activity. The Fed and the U.S. Treasury also introduced several new lending facilities to renew credit flows among large financial institutions. In the second quarter, investors’ risk appetites renewed, leading indicators started to pick up, and household income increased slightly as various stimulus packages started to take effect. In this environment, Putnam VT Diversified Income Fund’s class IA shares delivered a return of 24.09% at net asset value for the six months ended June 30, 2009.

Management positioned the fund to benefit from a steeper yield curve in the United States by overweighting the short end of the curve and underweighting the long end, which bolstered relative returns. Management believed, correctly, that the yield curve would become steeper as short-term rates would remain anchored by the low federal funds target rate, while the long end would be susceptible to increased supply and inflation concerns. The fund also benefited from its allocation to high-yield debt and strong security selection within the sector. Exposure to agency-backed interest-only (IO) collateralized mortgage obligations (CMOs) helped performance, as prepayment rates continued to come in slower than model predictions, and liquidity in this market segment improved significantly. Likewise, non-agency and commercial mortgage-backed securities, particularly shorter-term, AAA-rated securities, helped fund performance, with a rally beginning in mid-March. In the area of emerging-market debt, the fund’s allocation benefited from a recovery in Russian quasi-government bonds. Active currency management, on the other hand, detracted from returns due to an overweight to the Japanese yen, and underweights to the British pound sterling and Swedish krona. A large overweight to the Australian dollar partially mitigated the underperformance in currency. In Europe, management has reduced overall term structure risk, and tactically, is long duration on the front end of the yield curve. Management is also tactically positioned in the middle of the yield curve in the United Kingdom, and is employing tactical cross-country spread trades.

As June came to a close, it appeared as though the economy had bottomed, but key risks remain, including high unemployment, weak income generation, and a housing market that continues to deteriorate. While management has been pleased with the rebound in fixed-income markets so far in 2009, it also recognizes that the market environment remains fragile. Management believes that the economy will likely begin to grow again in the near term, but growth may be below historic trends for an extended period of time. Consequently, management plans to maintain its cautious approach toward corporate bonds, remaining wary of moving too far down the credit-rating spectrum — in both the corporate and mortgage-backed sectors —and is focusing on higher-quality securities that are generating more secure cash flows.

Consider these risks before you invest: International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging market securities, including illiquidity and volatility. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The use of derivatives involves special risks and may result in losses. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses.

Current and future portfolio holdings are subject to risk.

2 Putnam VT Diversified Income Fund

Your fund’s managers

D. William Kohli is Team Leader of Portfolio Construction at Putnam. He joined Putnam in 1994 and has been in the investment industry since 1987.

In addition to D. William Kohli, your fund’s Portfolio Managers are Michael Atkin, Rob Bloemker, Kevin Murphy, and Paul Scanlon.

Your fund’s managers may also manage other accounts managed by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust or other accounts advised by Putnam Management or an affiliate.

Credit quality

Aaa	54.2%	Ba	10.6%

Aa	2.4%	B	13.6%

A	1.3%	Caa	8.9%

Baa	6.5%	Other	2.5%

Portfolio composition and credit quality will vary over time. Allocations represented as a percentage of portfolio market value. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Credit qualities shown as a percentage of portfolio value as of 6/30/09. A bond rated Baa or higher (MIG3/VMIG3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds not rated by Moody’s but considered by Putnam Management to be of comparable quality. Ratings will vary over time. Information is as of 6/30/09 and may not reflect trades entered into on that date.

Understanding your VT fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. During all or a portion of the period, the fund limited its expenses; had it not done so, expenses would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads), which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your VT fund’s expenses

The first two columns in the following table show the expenses you would have paid on a $1,000 investment in your fund from January 1, 2009, to June 30, 2009. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

			Expenses and value of
	Expenses and value for		a $1,000 investment,
	a $1,000 investment,		assuming a hypothetical
	assuming actual returns		5% annualized return
	for the 6 months ended		for the 6 months ended
		6/30/09		6/30/09

VT Diversified
Income Fund	Class IA	Class IB	Class IA	Class IB

Expenses paid per $1,000*	$4.44	$5.84	$4.01	$5.26

Ending value (after expenses)	$1,240.90	$1,242.80	$1,020.83	$1,019.59

Annualized expense ratio†	0.80%	1.05%	0.80%	1.05%

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/09. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

† Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to 0.03% of average net assets for the six months ended June 30, 2009.

Putnam VT Diversified Income Fund 3

The fund’s portfolio 6/30/09 (Unaudited)

MORTGAGE-BACKED SECURITIES (41.4%)*	Principal amount	Value

Banc of America Alternative Loan Trust
Ser. 06-7, Class A2, 5.707s, 2036	$3,781,000	$1,726,027

Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A2, 5.837s, 2049	2,514,000	2,268,858
FRB Ser. 07-3, Class A3, 5.837s, 2049	148,000	115,144
Ser. 07-2, Class A2, 5.634s, 2049	439,000	396,461
Ser. 07-1, Class A4, 5.451s, 2049	1,321,000	985,366
Ser. 05-6, Class A2, 5.165s, 2047	980,000	931,429
Ser. 07-5, Class XW, IO, 0.606s, 2051	44,297,252	664,459

Banc of America Commercial Mortgage, Inc.
144A
Ser. 01-1, Class J, 6 1/8s, 2036	125,000	41,756
Ser. 01-1, Class K, 6 1/8s, 2036	282,000	127,480

Banc of America Funding Corp. FRB Ser. 06-D,
Class 6A1, 5.934s, 2036	2,608,506	1,460,764

Banc of America Large Loan 144A FRB
Ser. 05-MIB1, Class K, 2.319s, 2022	476,000	216,918

Bayview Commercial Asset Trust 144A
Ser. 07-1, Class S, IO, 2.477s, 2037	2,929,818	162,733
Ser. 07-5A, IO, 1.55s, 2037	821,485	59,804

Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036	1,935,298	910,821
FRB Ser. 06-6, Class 2A1, 5.841s, 2036	950,868	462,199
FRB Ser. 07-1, Class 21A1, 5.663s, 2047	2,050,549	952,275
FRB Ser. 05-7, Class 23A1, 5 5/8s, 2035	1,737,180	936,215

Bear Stearns Commercial Mortgage
Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.45s, 2032	189,000	109,770
Ser. 07-PW17, Class A3, 5.736s, 2050	1,832,000	1,498,374

Bear Stearns Commercial Mortgage
Securities, Inc. 144A Ser. 07-PW18,
Class X1, IO, 0.095s, 2050	52,489,376	296,408

Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A, 6.197s, 2036	1,227,764	617,338
FRB Ser. 05-10, Class 1A4A, 5.733s, 2035	2,035,983	1,099,431
FRB Ser. 06-AR7, Class 2A2A, 5.637s, 2036	2,458,603	1,327,645
IFB Ser. 07-6, Class 2A5, IO, 6.336s, 2037	1,224,303	124,120

Citigroup/Deutsche Bank Commercial Mortgage
Trust 144A Ser. 07-CD5, Class XS, IO,
0.077s, 2044	30,649,789	112,451

Countrywide Alternative Loan Trust
FRB Ser. 06-OC10, Class 2A2A, 0.494s, 2036	2,699,000	899,508
FRB Ser. 06-OC11, Class 2A2A, 0.484s, 2037	1,526,000	502,686
Ser. 06-45T1, Class 2A2, 6s, 2037	2,999,847	1,574,451
Ser. 06-J8, Class A4, 6s, 2037	2,026,137	1,063,406
Ser. 05-80CB, Class 2A1, 6s, 2036	2,778,817	1,778,443
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047	1,682,694	1,149,293

Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.667s, 2035	3,029,595	1,575,389
FRB Ser. 05-HYB4, Class 2A1, 4.891s, 2035	6,641,692	3,785,765

Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 5.58s, 2035	1,500,331	129,329
Ser. 06-R1, Class AS, IO, 5.572s, 2036	1,057,589	91,351
Ser. 05-R3, Class AS, IO, 5.524s, 2035	423,239	34,367

MORTGAGE-BACKED SECURITIES (41.4%)* cont.		Principal amount	Value

Credit Suisse Mortgage Capital Certificates
FRB Ser. 08-C1, Class A3, 6.425s, 2041		$1,458,000	$1,054,515
FRB Ser. 06-C3, Class A3, 6.02s, 2038		5,218,000	4,086,611
FRB Ser. 07-C4, Class A2, 6.004s, 2039		711,000	657,211
Ser. 07-3, Class 1A1A, 5.837s, 2037		769,619	430,987
Ser. 07-C5, Class A3, 5.694s, 2040		9,180,000	7,195,847
Ser. 06-C4, Class A3, 5.467s, 2039		1,974,000	1,392,981
Ser. 07-C2, Class A2, 5.448s, 2049		3,269,000	3,034,389

CRESI Finance Limited Partnership 144A FRB
Ser. 06-A, Class C, 0.914s, 2017		179,000	98,450

CS First Boston Mortgage Securities Corp.
144A
FRB Ser. 05-TFLA, Class L, 2.169s, 2020		534,000	267,000
Ser. 98-C2, Class F, 6 3/4s, 2030		1,198,000	846,384
Ser. 98-C1, Class F, 6s, 2040		758,000	606,400
Ser. 02-CP5, Class M, 5 1/4s, 2035		275,000	19,144

CWCapital Cobalt Ser. 06-C1, Class A2,
5.174s, 2048		2,044,000	1,892,969

Deutsche Mortgage & Asset Receiving Corp.
Ser. 98-C1, Class X, IO, 0.781s, 2031		2,317,355	43,825

DLJ Commercial Mortgage Corp. Ser. 98-CF2,
Class B4, 6.04s, 2031		226,150	146,998

European Loan Conduit 144A FRB Ser. 22A,
Class D, 2.336s, 2014 (United Kingdom)	GBP	371,000	91,605

European Prime Real Estate PLC 144A FRB
Ser. 1-A, Class D, 2.325s, 2014
(United Kingdom)	GBP	198,415	16,331

Fannie Mae
FRB Ser. 05-91, Class EF, zero %, 2035		$36,862	34,464
FRB Ser. 06-54, Class CF, zero %, 2035		68,156	65,585
FRB Ser. 05-77, Class HF, zero %, 2034		95,177	92,271
IFB Ser. 06-70, Class SM, 52.158s, 2036		133,798	211,941
IFB Ser. 06-62, Class PS, 38.018s, 2036		348,335	481,774
IFB Ser. 07-W7, Class 1A4, 37.298s, 2037		394,076	489,305
IFB Ser. 05-25, Class PS, 26.78s, 2035		515,440	650,395
IFB Ser. 05-115, Class NQ, 23.761s, 2036		175,487	205,414
IFB Ser. 05-74, Class CP, 23.6s, 2035		303,466	367,811
IFB Ser. 06-8, Class HP, 23.416s, 2036		515,250	650,099
IFB Ser. 05-99, Class SA, 23.416s, 2035		351,872	437,452
IFB Ser. 05-95, Class OP, 19.386s, 2035		230,920	253,384
IFB Ser. 05-83, Class QP, 16.578s, 2034		127,255	138,824
IFB Ser. 07-W6, Class 6A2, IO, 7.486s, 2037		632,043	66,243
IFB Ser. 06-90, Class SE, IO, 7.486s, 2036		1,570,990	205,580
IFB Ser. 08-7, Class SA, IO, 7.236s, 2038		3,555,933	448,443
IFB Ser. 07-W6, Class 5A2, IO, 6.976s, 2037		958,653	93,629
IFB Ser. 07-W2, Class 3A2, IO, 6.966s, 2037		832,680	81,209
IFB Ser. 05-113, Class AI, IO, 6.916s, 2036		491,300	52,102
IFB Ser. 06-125, Class SM, IO, 6.886s, 2037		848,656	93,447
IFB Ser. 06-43, Class SU, IO, 6.886s, 2036		281,388	31,992
IFB Ser. 06-24, Class QS, IO, 6.886s, 2036		740,063	103,965
IFB Ser. 06-79, Class DI, IO, 6.836s, 2036		1,325,198	148,025
IFB Ser. 06-60, Class SI, IO, 6.836s, 2036		2,191,869	266,021
IFB Ser. 06-60, Class UI, IO, 6.836s, 2036		382,379	45,602
IFB Ser. 04-24, Class CS, IO, 6.836s, 2034		242,017	28,322
IFB Ser. 07-W7, Class 3A2, IO, 6.816s, 2037		1,283,760	122,506
IFB Ser. 03-130, Class BS, IO, 6.736s, 2033		2,033,206	213,487
IFB Ser. 03-34, Class WS, IO, 6.686s, 2029		1,923,648	172,470
IFB Ser. 08-20, Class SA, IO, 6.676s, 2038		468,201	42,879
IFB Ser. 08-41, Class S, IO, 6.486s, 2036		3,608,060	359,271
IFB Ser. 07-54, Class CI, IO, 6.446s, 2037		929,286	96,045
IFB Ser. 07-28, Class SE, IO, 6.436s, 2037		166,696	17,433
IFB Ser. 07-22, Class S, IO, 6.436s, 2037		14,779,178	1,579,374

4 Putnam VT Diversified Income Fund

MORTGAGE-BACKED SECURITIES (41.4%)* cont.	Principal amount	Value

Fannie Mae
IFB Ser. 06-128, Class SH, IO, 6.436s, 2037	$657,042	$54,602
IFB Ser. 06-79, Class SI, IO, 6.436s, 2036	482,042	50,186
IFB Ser. 05-90, Class SP, IO, 6.436s, 2035	467,448	42,302
IFB Ser. 05-12, Class SC, IO, 6.436s, 2035	571,154	68,471
IFB Ser. 07-W5, Class 2A2, IO, 6.426s, 2037	372,976	33,556
IFB Ser. 07-30, Class IE, IO, 6.426s, 2037	1,849,039	247,204
IFB Ser. 06-123, Class CI, IO, 6.426s, 2037	1,539,724	166,487
IFB Ser. 06-123, Class UI, IO, 6.426s, 2037	1,664,771	176,965
IFB Ser. 06-126, Class CS, IO, 6.386s, 2037	1,233,121	110,813
IFB Ser. 06-31, Class SX, IO, 6.386s, 2036	1,651,967	183,838
IFB Ser. 06-36, Class SP, IO, 6.386s, 2036	690,480	69,600
IFB Ser. 06-23, Class SP, IO, 6.386s, 2036	653,548	76,555
IFB Ser. 06-16, Class SM, IO, 6.386s, 2036	1,699,694	196,272
IFB Ser. 05-95, Class CI, IO, 6.386s, 2035	809,252	97,631
IFB Ser. 05-84, Class SG, IO, 6.386s, 2035	1,325,861	141,204
IFB Ser. 05-57, Class NI, IO, 6.386s, 2035	334,337	36,000
IFB Ser. 06-3, Class SB, IO, 6.386s, 2035	1,200,021	136,562
IFB Ser. 05-29, Class SX, IO, 6.386s, 2035	1,087,077	110,499
IFB Ser. 05-57, Class DI, IO, 6.386s, 2035	585,663	52,534
IFB Ser. 04-92, Class S, IO, 6.386s, 2034	2,567,790	272,820
IFB Ser. 06-104, Class EI, IO, 6.376s, 2036	999,786	100,691
IFB Ser. 05-83, Class QI, IO, 6.376s, 2035	228,081	25,402
IFB Ser. 06-128, Class GS, IO, 6.366s, 2037	1,015,587	103,684
IFB Ser. 06-114, Class IS, IO, 6.336s, 2036	707,766	67,484
IFB Ser. 06-116, Class ES, IO, 6.336s, 2036	138,337	12,205
IFB Ser. 04-92, Class SQ, IO, 6.336s, 2034	1,084,013	111,332
IFB Ser. 06-115, Class IE, IO, 6.326s, 2036	559,938	61,741
IFB Ser. 06-117, Class SA, IO, 6.326s, 2036	841,724	78,057
IFB Ser. 06-121, Class SD, IO, 6.326s, 2036	105,952	10,426
IFB Ser. 06-109, Class SG, IO, 6.316s, 2036	246,805	23,446
IFB Ser. 06-104, Class SY, IO, 6.306s, 2036	224,018	19,546
IFB Ser. 06-109, Class SH, IO, 6.306s, 2036	733,003	86,398
IFB Ser. 06-111, Class SA, IO, 6.306s, 2036	5,921,236	648,407
IFB Ser. 07-W6, Class 4A2, IO, 6.286s, 2037	4,128,336	363,325
IFB Ser. 06-116, Class S, IO, 6.286s, 2036	1,444,067	136,785
IFB Ser. 06-43, Class SI, IO, 6.286s, 2036	1,353,855	143,001
IFB Ser. 06-8, Class JH, IO, 6.286s, 2036	2,853,071	316,938
IFB Ser. 05-122, Class SG, IO, 6.286s, 2035	835,877	94,475
IFB Ser. 05-122, Class SW, IO, 6.286s, 2035	826,550	88,567
IFB Ser. 06-101, Class SA, IO, 6.266s, 2036	2,857,715	295,485
IFB Ser. 06-92, Class LI, IO, 6.266s, 2036	832,678	79,329
IFB Ser. 06-99, Class AS, IO, 6.266s, 2036	362,947	36,694
IFB Ser. 06-17, Class SI, IO, 6.266s, 2036	792,735	78,427
IFB Ser. 06-98, Class SQ, IO, 6.256s, 2036	10,486,886	1,089,920
IFB Ser. 06-60, Class YI, IO, 6.256s, 2036	1,907,816	247,098
IFB Ser. 06-85, Class TS, IO, 6.246s, 2036	1,937,220	168,220
IFB Ser. 06-95, Class SH, IO, 6.236s, 2036	1,664,953	144,414
IFB Ser. 06-86, Class SB, IO, 6.236s, 2036	412,066	48,975
IFB Ser. 07-75, Class PI, IO, 6.226s, 2037	1,075,835	91,199
IFB Ser. 07-88, Class MI, IO, 6.206s, 2037	300,609	26,822
IFB Ser. 07-103, Class AI, IO, 6.186s, 2037	2,727,822	236,250
IFB Ser. 07-15, Class NI, IO, 6.186s, 2022	1,551,242	131,700
IFB Ser. 08-3, Class SC, IO, 6.136s, 2038	1,631,049	165,010
IFB Ser. 07-109, Class XI, IO, 6.136s, 2037	700,343	45,902
IFB Ser. 07-109, Class YI, IO, 6.136s, 2037	887,339	72,593
IFB Ser. 07-W8, Class 2A2, IO, 6.136s, 2037	1,695,071	145,619
IFB Ser. 06-79, Class SH, IO, 6.136s, 2036	1,724,130	181,427
IFB Ser. 07-30, Class LI, IO, 6.126s, 2037	1,735,655	172,861
IFB Ser. 07-W2, Class 1A2, IO, 6.116s, 2037	807,792	69,169
IFB Ser. 07-106, Class SN, IO, 6.096s, 2037	1,033,000	84,280
IFB Ser. 07-54, Class IA, IO, 6.096s, 2037	806,284	76,352

MORTGAGE-BACKED SECURITIES (41.4%)* cont.	Principal amount	Value

Fannie Mae
IFB Ser. 07-54, Class IB, IO, 6.096s, 2037	$806,284	$76,352
IFB Ser. 07-54, Class IC, IO, 6.096s, 2037	806,284	76,352
IFB Ser. 07-54, Class ID, IO, 6.096s, 2037	806,284	76,352
IFB Ser. 07-54, Class IE, IO, 6.096s, 2037	806,284	76,352
IFB Ser. 07-54, Class IF, IO, 6.096s, 2037	1,298,749	129,025
IFB Ser. 07-54, Class NI, IO, 6.096s, 2037	824,156	63,695
IFB Ser. 07-54, Class UI, IO, 6.096s, 2037	1,193,182	136,555
IFB Ser. 07-91, Class AS, IO, 6.086s, 2037	684,986	56,696
IFB Ser. 07-91, Class HS, IO, 6.086s, 2037	756,434	76,884
IFB Ser. 07-15, Class CI, IO, 6.066s, 2037	2,864,389	284,984
IFB Ser. 06-124, Class SC, IO, 6.066s, 2037	919,164	81,829
IFB Ser. 06-115, Class JI, IO, 6.066s, 2036	2,033,283	207,620
IFB Ser. 07-109, Class PI, IO, 6.036s, 2037	1,138,398	83,829
IFB Ser. 06-123, Class LI, IO, 6.006s, 2037	1,388,585	135,083
IFB Ser. 07-81, Class IS, IO, 5.986s, 2037	1,206,108	113,353
IFB Ser. 07-39, Class AI, IO, 5.806s, 2037	1,502,179	133,143
IFB Ser. 07-32, Class SD, IO, 5.796s, 2037	959,620	89,627
IFB Ser. 07-30, Class UI, IO, 5.786s, 2037	784,585	64,383
IFB Ser. 07-32, Class SC, IO, 5.786s, 2037	1,374,886	122,387
IFB Ser. 07-1, Class CI, IO, 5.786s, 2037	899,062	80,361
IFB Ser. 04-46, Class PJ, IO, 5.686s, 2034	757,307	79,986
IFB Ser. 07-75, Class ID, IO, 5.556s, 2037	1,171,048	99,139
IFB Ser. 09-3, Class SE, IO, 5.186s, 2037	1,155,895	89,339
Ser. 383, Class 90, IO, 8s, 2037	69,315	9,374
Ser. 02-T4, Class A3, 7 1/2s, 2041	482	521
Ser. 01-T3, Class A1, 7 1/2s, 2040	98,486	106,426
Ser. 01-T1, Class A1, 7 1/2s, 2040	296,239	320,124
Ser. 99-T2, Class A1, 7 1/2s, 2039	118,414	129,146
Ser. 386, Class 26, IO, 7 1/2s, 2038	99,156	12,722
Ser. 386, Class 27, IO, 7 1/2s, 2037	70,090	10,792
Ser. 386, Class 28, IO, 7 1/2s, 2037	72,233	9,000
Ser. 383, Class 88, IO, 7 1/2s, 2037	108,747	16,192
Ser. 383, Class 89, IO, 7 1/2s, 2037	84,979	12,894
Ser. 383, Class 87, IO, 7 1/2s, 2037	136,372	18,030
Ser. 386, Class 24, IO, 7s, 2038	86,296	11,092
Ser. 386, Class 25, IO, 7s, 2038	91,552	11,498
Ser. 386, Class 22, IO, 7s, 2038	119,074	15,067
Ser. 386, Class 21, IO, 7s, 2037	135,456	17,461
Ser. 386, Class 23, IO, 7s, 2037	132,261	16,994
Ser. 383, Class 84, IO, 7s, 2037	124,567	15,980
Ser. 383, Class 85, IO, 7s, 2037	79,756	10,362
Ser. 383, Class 86, IO, 7s, 2037	74,774	8,855
Ser. 383, Class 79, IO, 7s, 2037	122,720	14,550
Ser. 383, Class 80, IO, 7s, 2037	276,517	35,582
Ser. 383, Class 81, IO, 7s, 2037	149,335	18,197
Ser. 383, Class 82, IO, 7s, 2037	148,877	18,985
Ser. 383, Class 83, IO, 7s, 2037	125,892	16,116
Ser. 386, Class 19, IO, 6 1/2s, 2038	125,147	17,204
Ser. 386, Class 17, IO, 6 1/2s, 2037	193,181	26,894
Ser. 386, Class 16, IO, 6 1/2s, 2037	131,643	18,339
Ser. 383, Class 62, IO, 6 1/2s, 2037	175,167	24,603
Ser. 383, Class 69, IO, 6 1/2s, 2037	100,294	13,049
Ser. 383, Class 63, IO, 6 1/2s, 2037	138,731	19,720
Ser. 383, Class 64, IO, 6 1/2s, 2037	250,827	34,744
Ser. 383, Class 67, IO, 6 1/2s, 2037	134,007	18,795
Ser. 383, Class 68, IO, 6 1/2s, 2037	82,956	11,609
Ser. 383, Class 58, IO, 6 1/2s, 2037	284,884	38,454
Ser. 383, Class 59, IO, 6 1/2s, 2037	184,696	25,949
Ser. 383, Class 61, IO, 6 1/2s, 2037	145,301	20,394
Ser. 383, Class 65, IO, 6 1/2s, 2037	174,244	24,476
Ser. 383, Class 66, IO, 6 1/2s, 2037	181,300	25,781

Putnam VT Diversified Income Fund 5

MORTGAGE-BACKED SECURITIES (41.4%)* cont.	Principal amount	Value

Fannie Mae
Ser. 383, Class 77, IO, 6 1/2s, 2037	$104,747	$14,711
Ser. 383, Class 78, IO, 6 1/2s, 2037	108,120	13,492
Ser. 383, Class 73, IO, 6 1/2s, 2037	237,643	33,110
Ser. 383, Class 76, IO, 6 1/2s, 2037	145,497	19,557
Ser. 383, Class 74, IO, 6 1/2s, 2037	197,791	27,830
Ser. 383, Class 71, IO, 6 1/2s, 2036	152,554	20,983
Ser. 383, Class 75, IO, 6 1/2s, 2036	123,683	17,007
Ser. 383, Class 101, IO, 6 1/2s, 2022	60,102	7,165
Ser. 383, Class 100, IO, 6s, 2022	65,153	6,557
Ser. 383, Class 98, IO, 6s, 2022	166,061	18,448
Ser. 383, Class 99, IO, 6s, 2022	75,130	8,561
Ser. 383, Class 18, IO, 5 1/2s, 2038	620,481	74,458
Ser. 383, Class 19, IO, 5 1/2s, 2038	564,226	67,707
Ser. 383, Class 25, IO, 5 1/2s, 2038	94,554	11,796
Ser. 386, Class 4, IO, 5 1/2s, 2037	143,239	18,726
Ser. 386, Class 5, IO, 5 1/2s, 2037	91,688	14,212
Ser. 383, Class 15, IO, 5 1/2s, 2037	83,530	10,304
Ser. 383, Class 6, IO, 5 1/2s, 2037	482,508	61,362
Ser. 383, Class 7, IO, 5 1/2s, 2037	475,560	57,067
Ser. 383, Class 8, IO, 5 1/2s, 2037	200,058	25,533
Ser. 383, Class 9, IO, 5 1/2s, 2037	190,691	24,280
Ser. 383, Class 20, IO, 5 1/2s, 2037	355,763	42,692
Ser. 383, Class 21, IO, 5 1/2s, 2037	335,836	40,300
Ser. 383, Class 22, IO, 5 1/2s, 2037	227,054	28,900
Ser. 383, Class 23, IO, 5 1/2s, 2037	203,958	25,937
Ser. 383, Class 24, IO, 5 1/2s, 2037	139,911	17,424
Ser. 383, Class 26, IO, 5 1/2s, 2037	105,261	13,368
Ser. 383, Class 95, IO, 5 1/2s, 2022	261,906	31,920
Ser. 383, Class 97, IO, 5 1/2s, 2022	109,089	13,476
Ser. 383, Class 94, IO, 5 1/2s, 2022	136,740	16,721
Ser. 383, Class 96, IO, 5 1/2s, 2022	140,860	16,531
Ser. 383, Class 2, IO, 5s, 2037	101,760	15,194
Ser. 383, Class 92, IO, 5s, 2022	115,621	13,032
Ser. 383, Class 93, IO, 5s, 2022	72,658	8,832
Ser. 03-W17, Class 12, IO, 1.144s, 2033	1,536,140	46,041
Ser. 00-T6, IO, 0.773s, 2030	2,479,880	39,455
Ser. 03-W10, Class 3A, IO, 0.601s, 2043	2,641,492	42,660
Ser. 03-W10, Class 1A, IO, 0.569s, 2043	2,240,283	30,825
Ser. 02-T18, IO, 0.513s, 2042	4,176,152	55,392
Ser. 06-56, Class XF, zero %, 2036	70,013	63,173
Ser. 06-47, Class VO, PO, zero %, 2036	90,737	66,901
Ser. 06-37, Class ON, PO, zero %, 2036	118,003	97,696
Ser. 05-117, Class MO, PO, zero %, 2036	45,395	44,385
Ser. 05-110, Class KO, PO, zero %, 2035	60,615	51,804
Ser. 05-63, PO, zero %, 2035	26,458	22,573
Ser. 08-37, Class DO, PO, zero %, 2033	211,042	172,892
Ser. 06-59, Class QC, PO, zero %, 2033	118,180	91,932
Ser. 04-61, Class JO, PO, zero %, 2032	173,440	157,672
Ser. 326, Class 1, PO, zero %, 2032	155,045	137,275
Ser. 318, Class 1, PO, zero %, 2032	57,989	48,753
Ser. 314, Class 1, PO, zero %, 2031	276,225	236,570
Ser. 99-51, Class N, PO, zero %, 2029	45,446	40,257

Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
IFB Ser. T-56, Class 2ASI, IO, 7.786s, 2043	524,514	60,319
Ser. T-58, Class 4A, 7 1/2s, 2043	2,149	2,300
Ser. T-57, Class 1AX, IO, 0.442s, 2043	1,224,373	11,034

FFCA Secured Lending Corp. 144A Ser. 00-1,
Class X, IO, 1.238s, 2020	3,424,350	86,533

First Chicago Lennar Trust 144A
Ser. 97-CHL1, Class E, 7 3/4s, 2039	47,548	47,072

MORTGAGE-BACKED SECURITIES (41.4%)* cont.	Principal amount	Value

First Union Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 5.35s, 2035	$351,000	$38,523

First Union-Lehman Brothers Commercial
Mortgage Trust II Ser. 97-C2, Class G,
7 1/2s, 2029	447,000	344,190

Freddie Mac
FRB Ser. 3458, Class FC, 1.02s, 2036	10,895	10,891
FRB Ser. 3006, Class FA, 0.719s, 2034	188,781	185,005
FRB Ser. 3345, Class TY, zero %, 2037	135,149	130,032
FRB Ser. 3326, Class XF, zero %, 2037	64,660	61,232
FRB Ser. 3235, Class TP, zero %, 2036	31,787	30,417
FRB Ser. 3283, Class KF, zero %, 2036	34,330	32,977
FRB Ser. 3226, Class YW, zero %, 2036	132,961	130,001
FRB Ser. 3332, Class UA, zero %, 2036	37,078	36,730
FRB Ser. 3251, Class TC, zero %, 2036	362,839	359,989
FRB Ser. 3130, Class JF, zero %, 2036	129,410	123,654
FRB Ser. 3047, Class BD, zero %, 2035	90,249	82,076
FRB Ser. 3326, Class WF, zero %, 2035	102,152	91,107
FRB Ser. 3030, Class EF, zero %, 2035	55,311	47,585
FRB Ser. 3412, Class UF, zero %, 2035	240,747	226,096
FRB Ser. 2980, Class BU, zero %, 2035	43,626	43,501
FRB Ser. 2980, Class TY, zero %, 2035	20,323	19,164
FRB Ser. 3112, Class XM, zero %, 2034	21,859	20,977
FRB Ser. 2947, Class GF, zero %, 2034	86,785	78,141
IFB Ser. 3182, Class PS, 27.322s, 2032	258,600	342,897
IFB Ser. 3182, Class SP, 27.322s, 2032	328,419	387,086
IFB Ser. 3211, Class SI, IO, 26.323s, 2036	290,766	147,185
IFB Ser. 2979, Class AS, 23.102s, 2034	129,209	144,957
IFB Ser. 3065, Class DC, 18.902s, 2035	496,743	589,335
IFB Ser. 3105, Class SI, IO, 18.784s, 2036	207,505	80,386
IFB Ser. 3184, Class SP, IO, 7.031s, 2033	1,399,986	141,079
IFB Ser. 3110, Class SP, IO, 6.981s, 2035	1,203,717	171,614
IFB Ser. 3156, Class PS, IO, 6.931s, 2036	1,136,428	153,811
IFB Ser. 3149, Class LS, IO, 6.881s, 2036	2,525,369	372,115
IFB Ser. 3119, Class PI, IO, 6.881s, 2036	2,027,794	296,766
IFB Ser. 2882, Class NS, IO, 6.881s, 2034	1,449,484	159,865
IFB Ser. 2882, Class LS, IO, 6.881s, 2034	466,058	48,628
IFB Ser. 3200, Class SB, IO, 6.831s, 2036	986,389	106,377
IFB Ser. 3149, Class SE, IO, 6.831s, 2036	802,215	109,156
IFB Ser. 3203, Class SH, IO, 6.821s, 2036	821,713	94,389
IFB Ser. 2594, Class SE, IO, 6.731s, 2030	242,724	17,924
IFB Ser. 2828, Class TI, IO, 6.731s, 2030	402,308	39,954
IFB Ser. 3397, Class GS, IO, 6.681s, 2037	621,053	52,157
IFB Ser. 3311, Class BI, IO, 6.441s, 2037	1,326,781	120,760
IFB Ser. 3287, Class SD, IO, 6.431s, 2037	910,243	88,522
IFB Ser. 3281, Class BI, IO, 6.431s, 2037	453,785	43,324
IFB Ser. 3281, Class CI, IO, 6.431s, 2037	449,423	43,926
IFB Ser. 3249, Class SI, IO, 6.431s, 2036	410,170	46,207
IFB Ser. 3028, Class ES, IO, 6.431s, 2035	1,337,712	146,842
IFB Ser. 3042, Class SP, IO, 6.431s, 2035	692,428	68,588
IFB Ser. 3316, Class SA, IO, 6.411s, 2037	1,106,271	110,040
IFB Ser. 2981, Class AS, IO, 6.401s, 2035	853,892	86,243
IFB Ser. 3236, Class ES, IO, 6.381s, 2036	80,499	7,160
IFB Ser. 3136, Class NS, IO, 6.381s, 2036	577,026	59,446
IFB Ser. 3122, Class DS, IO, 6.381s, 2036	873,583	100,873
IFB Ser. 3001, Class IH, IO, 6.381s, 2035	2,639,292	295,900
IFB Ser. 2950, Class SM, IO, 6.381s, 2016	332,779	32,081
IFB Ser. 3256, Class S, IO, 6.371s, 2036	1,539,075	169,914
IFB Ser. 3031, Class BI, IO, 6.371s, 2035	446,741	53,421
IFB Ser. 3370, Class TS, IO, 6.351s, 2037	3,007,109	245,620
IFB Ser. 3244, Class SB, IO, 6.341s, 2036	640,238	60,945
IFB Ser. 3244, Class SG, IO, 6.341s, 2036	776,753	75,093

6 Putnam VT Diversified Income Fund

MORTGAGE-BACKED SECURITIES (41.4%)* cont.	Principal amount	Value

Freddie Mac
IFB Ser. 3236, Class IS, IO, 6.331s, 2036	$1,266,314	$118,213
IFB Ser. 3398, Class SI, IO, 6.331s, 2036	2,113,024	223,795
IFB Ser. 3067, Class SI, IO, 6.331s, 2035	910,847	102,256
IFB Ser. 3033, Class SG, IO, 6.331s, 2035	682,653	56,366
IFB Ser. 3114, Class TS, IO, 6.331s, 2030	2,511,072	258,826
IFB Ser. 3128, Class JI, IO, 6.311s, 2036	271,309	27,429
IFB Ser. 3240, Class S, IO, 6.301s, 2036	2,309,622	240,430
IFB Ser. 3229, Class BI, IO, 6.301s, 2036	86,092	7,796
IFB Ser. 3065, Class DI, IO, 6.301s, 2035	343,485	40,580
IFB Ser. 3210, Class S, IO, 6.281s, 2036	239,876	20,567
IFB Ser. 3145, Class GI, IO, 6.281s, 2036	223,947	26,135
IFB Ser. 3114, Class IP, IO, 6.281s, 2036	4,048,974	403,828
IFB Ser. 3510, Class IB, IO, 6.281s, 2036	840,640	108,016
IFB Ser. 3218, Class AS, IO, 6.261s, 2036	827,338	77,680
IFB Ser. 3221, Class SI, IO, 6.261s, 2036	999,294	92,730
IFB Ser. 3424, Class XI, IO, 6.251s, 2036	1,727,589	155,918
IFB Ser. 3485, Class SI, IO, 6.231s, 2036	531,705	64,035
IFB Ser. 3346, Class SC, IO, 6.231s, 2033	4,489,830	511,436
IFB Ser. 3346, Class SB, IO, 6.231s, 2033	2,536,479	287,999
IFB Ser. 3355, Class AI, IO, 6.181s, 2037	1,565,000	133,112
IFB Ser. 3355, Class MI, IO, 6.181s, 2037	744,823	62,053
IFB Ser. 3201, Class SG, IO, 6.181s, 2036	1,347,467	139,290
IFB Ser. 3203, Class SE, IO, 6.181s, 2036	1,157,812	118,785
IFB Ser. 3238, Class LI, IO, 6.171s, 2036	824,813	82,831
IFB Ser. 3171, Class PS, IO, 6.166s, 2036	1,067,312	107,799
IFB Ser. 3152, Class SY, IO, 6.161s, 2036	2,137,537	242,820
IFB Ser. 3510, Class DI, IO, 6.161s, 2035	1,349,051	141,121
IFB Ser. 3181, Class PS, IO, 6.151s, 2036	698,965	79,206
IFB Ser. 3366, Class SA, IO, 6.131s, 2037	1,572,510	142,502
IFB Ser. 3284, Class BI, IO, 6.131s, 2037	740,621	64,053
IFB Ser. 3199, Class S, IO, 6.131s, 2036	1,844,501	189,391
IFB Ser. 3284, Class LI, IO, 6.121s, 2037	2,266,379	229,445
IFB Ser. 3261, Class SA, IO, 6.111s, 2037	698,695	70,333
IFB Ser. 3359, Class SN, IO, 6.101s, 2037	1,090,984	92,087
IFB Ser. 3311, Class EI, IO, 6.091s, 2037	902,400	68,619
IFB Ser. 3311, Class IA, IO, 6.091s, 2037	1,215,212	122,766
IFB Ser. 3311, Class IB, IO, 6.091s, 2037	1,215,212	122,766
IFB Ser. 3311, Class IC, IO, 6.091s, 2037	1,215,212	122,766
IFB Ser. 3311, Class ID, IO, 6.091s, 2037	1,215,212	122,766
IFB Ser. 3311, Class IE, IO, 6.091s, 2037	1,828,725	184,745
IFB Ser. 3311, Class PI, IO, 6.091s, 2037	1,200,354	100,458
IFB Ser. 3265, Class SC, IO, 6.091s, 2037	473,781	45,770
IFB Ser. 3240, Class GS, IO, 6.061s, 2036	1,419,913	138,553
IFB Ser. 3257, Class SI, IO, 6.001s, 2036	608,469	52,569
IFB Ser. 3225, Class JY, IO, 5.971s, 2036	2,656,440	254,937
IFB Ser. 3502, Class DS, IO, 5.831s, 2039	574,013	50,845
IFB Ser. 3339, Class TI, IO, 5.821s, 2037	1,774,457	162,545
IFB Ser. 3284, Class CI, IO, 5.801s, 2037	3,587,034	332,535
IFB Ser. 2965, Class SA, IO, 5.731s, 2032	900,242	85,403
IFB Ser. 3397, Class SQ, IO, 5.651s, 2037	1,725,307	150,117
IFB Ser. 3500, Class SE, IO, 5.631s, 2039	581,161	39,277
IFB Ser. 3424, Class UI, IO, 5.441s, 2037	1,201,348	93,858
Ser. 3300, PO, zero %, 2037	421,069	361,741
Ser. 3226, Class YI, IO, zero %, 2036	1,427,819	3,168
Ser. 3176, Class YO, PO, zero %, 2036	100,000	90,721
Ser. 3142, PO, zero %, 2036	41,325	36,817
Ser. 3106, PO, zero %, 2036	57,680	49,380
Ser. 3084, Class ON, PO, zero %, 2035	61,047	48,744
Ser. 3078, PO, zero %, 2035	263,860	221,182
Ser. 3084, PO, zero %, 2035	69,942	69,070
Ser. 2971, Class KO, PO, zero %, 2035	75,484	74,646

MORTGAGE-BACKED SECURITIES (41.4%)* cont.	Principal amount	Value

Freddie Mac
Ser. 2980, PO, zero %, 2035	$27,101	$23,549
Ser. 2587, Class CO, PO, zero %, 2032	137,038	124,846
Ser. 201, PO, zero %, 2029	169,895	144,298

GE Capital Commercial Mortgage Corp. 144A
FRB Ser. 00-1, Class F, 7.789s, 2033	134,000	103,726
Ser. 00-1, Class G, 6.131s, 2033	468,000	145,588

GMAC Commercial Mortgage Securities, Inc.
144A Ser. 99-C3, Class G, 6.974s, 2036	418,345	301,208

Government National Mortgage Association
FRB Ser. 07-71, Class UC, zero %, 2037	13,124	12,968
FRB Ser. 07-61, Class YC, zero %, 2037	92,135	92,177
FRB Ser. 07-33, Class TB, zero %, 2037	74,349	74,061
FRB Ser. 07-6, Class TD, zero %, 2037	43,319	43,272
FRB Ser. 06-56, Class YF, zero %, 2036	50,456	45,417
FRB Ser. 98-2, Class EA, PO, zero %, 2028	42,273	37,584
IFB Ser. 07-41, Class SA, 38.31s, 2037	78,331	108,720
IFB Ser. 08-42, Class AI, IO, 7.372s, 2038	5,881,096	618,585
IFB Ser. 05-68, Class PU, IO, 6.985s, 2032	843,779	90,766
IFB Ser. 04-59, Class SC, IO, 6.882s, 2034	534,943	57,421
IFB Ser. 04-26, Class IS, IO, 6.882s, 2034	899,357	66,531
IFB Ser. 07-47, Class SA, IO, 6.782s, 2036	1,403,211	155,313
IFB Ser. 07-35, Class NY, IO, 6.582s, 2035	1,537,734	123,938
IFB Ser. 07-22, Class S, IO, 6.485s, 2037	725,270	73,829
IFB Ser. 05-84, Class AS, IO, 6.485s, 2035	2,286,639	235,720
IFB Ser. 07-51, Class SJ, IO, 6.435s, 2037	911,625	88,702
IFB Ser. 07-53, Class SY, IO, 6.42s, 2037	2,487,415	236,048
IFB Ser. 07-58, Class PS, IO, 6.385s, 2037	737,296	58,777
IFB Ser. 07-41, Class SM, IO, 6.385s, 2037	270,766	25,682
IFB Ser. 07-41, Class SN, IO, 6.385s, 2037	276,317	25,792
IFB Ser. 04-88, Class S, IO, 6.385s, 2032	1,164,895	74,654
IFB Ser. 07-59, Class PS, IO, 6.355s, 2037	718,602	52,293
IFB Ser. 07-59, Class SP, IO, 6.355s, 2037	247,918	18,405
IFB Ser. 07-16, Class KU, IO, 6.335s, 2037	321,374	33,656
IFB Ser. 07-17, Class AI, IO, 6.232s, 2037	3,043,607	318,318
IFB Ser. 07-78, Class SA, IO, 6.212s, 2037	4,574,647	369,888
IFB Ser. 06-26, Class S, IO, 6.185s, 2036	6,960,873	606,912
IFB Ser. 08-2, Class SM, IO, 6.182s, 2038	3,274,335	266,118
IFB Ser. 07-9, Class AI, IO, 6.182s, 2037	1,439,584	120,286
IFB Ser. 08-9, Class SK, IO, 6.165s, 2038	2,517,156	225,563
IFB Ser. 09-35, Class SP, IO, 6.082s, 2037	2,634,515	269,462
IFB Ser. 05-71, Class SA, IO, 6.042s, 2035	2,715,912	253,338
IFB Ser. 05-65, Class SI, IO, 6.035s, 2035	891,522	81,992
IFB Ser. 06-7, Class SB, IO, 6.005s, 2036	217,176	16,167
IFB Ser. 06-16, Class SX, IO, 5.975s, 2036	2,406,605	212,444
IFB Ser. 07-17, Class IB, IO, 5.935s, 2037	660,690	66,556
IFB Ser. 06-10, Class SM, IO, 5.935s, 2036	1,090,668	95,386
IFB Ser. 06-14, Class S, IO, 5.935s, 2036	975,496	77,399
IFB Ser. 05-57, Class PS, IO, 5.935s, 2035	1,667,861	156,642
IFB Ser. 06-11, Class ST, IO, 5.925s, 2036	600,798	50,939
IFB Ser. 07-7, Class JI, IO, 5.885s, 2037	1,765,892	150,988
IFB Ser. 07-25, Class KS, IO, 5.882s, 2037	1,595,940	128,612
IFB Ser. 07-21, Class S, IO, 5.882s, 2037	64,736	4,801
IFB Ser. 05-17, Class S, IO, 5.865s, 2035	1,312,390	122,041
IFB Ser. 07-31, Class AI, IO, 5.862s, 2037	900,691	66,405
IFB Ser. 07-62, Class S, IO, 5.832s, 2037	1,456,514	124,243
IFB Ser. 05-3, Class SN, IO, 5.785s, 2035	3,488,015	304,364
IFB Ser. 07-43, Class SC, IO, 5.782s, 2037	1,088,501	80,261
IFB Ser. 04-41, Class SG, IO, 5.685s, 2034	3,045,706	168,820
Ser. 07-17, Class CI, IO, 7 1/2s, 2037	496,807	79,612
Ser. 06-36, Class OD, PO, zero %, 2036	34,015	28,012
Ser. 99-31, Class MP, PO, zero %, 2029	125,481	113,666

Putnam VT Diversified Income Fund 7

MORTGAGE-BACKED SECURITIES (41.4%)* cont.		Principal amount	Value

Granite Mortgages PLC FRB Ser. 03-2,
Class 3C, 7.589s, 2043 F	GBP	588,814	$114,851

Greenwich Capital Commercial Funding Corp.
FRB Ser. 06-GG7, Class A2, 6.032s, 2038		$1,589,000	1,549,583
Ser. 05-GG5, Class A2, 5.117s, 2037		1,463,000	1,409,525

GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.993s, 2045		295,000	234,791
Ser. 06-GG6, Class A2, 5.506s, 2038		1,099,000	1,064,426

GS Mortgage Securities Corp. II 144A
Ser. 05-GG4, Class XC, IO, 0.235s, 2039		113,514,915	1,475,694

HASCO NIM Trust 144A Ser. 05-OP1A, Class A,
6 1/4s, 2035 (In default) †		62,310	1,122

HSI Asset Loan Obligation FRB Ser. 07-AR1,
Class 2A1, 6.072s, 2037		3,072,135	1,689,674

IMPAC Secured Assets Corp. FRB Ser. 07-2,
Class 1A1A, 0.424s, 2037		2,894,438	1,570,589

IndyMac Indx Mortgage Loan Trust
FRB Ser. 07-AR9, Class 2A1, 6.69s, 2037		1,823,367	911,683
FRB Ser. 06-AR25, Class 5A1, 6.059s, 2036		713,280	328,696
FRB Ser. 07-AR15, Class 1A1, 5.971s, 2037		1,760,850	933,251
FRB Ser. 05-AR31, Class 3A1, 5.702s, 2036		3,071,094	1,627,680
FRB Ser. 07-AR11, Class 1A1, 5.292s, 2037		970,528	397,916

JPMorgan Alternative Loan Trust
FRB Ser. 06-A3, Class 2A1, 6.061s, 2036		1,095,172	543,173
FRB Ser. 06-A1, Class 5A1, 5.935s, 2036		1,269,231	748,846
FRB Ser. 06-A6, Class 1A1, 0.474s, 2036		1,063,672	452,009

JPMorgan Chase Commercial Mortgage
Securities Corp.
FRB Ser. 07-LD12, Class AM, 6.26s, 2051		261,000	112,051
FRB Ser. 07-LD12, Class A3, 6.188s, 2051		2,582,000	2,096,437
FRB Ser. 07-LD11, Class A3, 6.007s, 2049		368,000	290,466
Ser. 07-CB20, Class A3, 5.863s, 2051		739,000	594,499
Ser. 07-CB20, Class A4, 5.794s, 2051		1,830,000	1,378,955
Ser. 06-CB17, Class A4, 5.429s, 2043		1,772,000	1,414,974
Ser. 06-LDP9, Class A3, 5.336s, 2047		4,377,000	3,355,385
Ser. 08-C2, Class X, IO, 0.644s, 2051		54,467,256	688,014

JPMorgan Chase Commercial Mortgage
Securities Corp. 144A Ser. 07-CB20,
Class X1, IO, 0.113s, 2051		53,121,748	366,641

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031		199,915	44,897
Ser. 98-C4, Class J, 5.6s, 2035		379,000	208,450

LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2012		804,000	735,254
Ser. 07-C2, Class A3, 5.43s, 2040		5,222,000	3,774,375
Ser. 07-C1, Class A4, 5.424s, 2040		6,872,000	4,995,112
Ser. 07-C2, Class A2, 5.303s, 2040		3,020,000	2,782,024

Lehman Mortgage Trust
IFB Ser. 07-4, Class 3A2, IO, 6.886s, 2037		808,595	89,091
IFB Ser. 07-2, Class 2A13, IO, 6.376s, 2037		1,445,322	147,452
IFB Ser. 06-9, Class 2A2, IO, 6.306s, 2037		1,638,139	165,288
IFB Ser. 06-7, Class 2A4, IO, 6.236s, 2036		2,712,291	270,632
IFB Ser. 06-7, Class 2A5, IO, 6.236s, 2036		2,565,046	255,940

Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040		463,000	27,780
Ser. 04-1A, Class K, 5.45s, 2040		167,000	8,350
Ser. 04-1A, Class L, 5.45s, 2040		76,000	3,040

MASTR Alternative Loans Trust Ser. 06-3,
Class 1A1, 6 1/4s, 2036		990,353	580,904

Merrill Lynch Capital Funding Corp.
Ser. 06-4, Class XC, IO, 0.148s, 2049		43,402,551	284,638

MORTGAGE-BACKED SECURITIES (41.4%)* cont.		Principal amount	Value

Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 05-A9, Class 3A1, 5.271s, 2035		$259,040	$189,536
Ser. 96-C2, Class JS, IO, 2.263s, 2028		786,183	25,189

Merrill Lynch Mortgage Trust FRB Ser. 07-C1,
Class A3, 6.022s, 2050		196,000	158,766

Merrill Lynch/Countrywide Commercial
Mortgage Trust
FRB Ser. 07-8, Class A2, 6.119s, 2049		241,000	213,888
Ser. 07-7, Class A2, 5.693s, 2050		1,127,000	1,063,227
Ser. 06-3, Class A4, 5.414s, 2046		1,296,000	999,374
Ser. 06-4, Class A2, 5.112s, 2049		1,611,000	1,523,045

Mezz Cap Commercial Mortgage Trust
Ser. 07-C5, Class X, 4.881s, 2017		2,093,268	167,461

Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3, 6.458s, 2043		611,000	543,790
FRB Ser. 07-IQ15, Class A2, 6.036s, 2049		2,378,000	2,160,100
Ser. 98-CF1, Class E, 7.35s, 2032		915,000	535,597

Morgan Stanley Capital I 144A
FRB Ser. 04-RR, Class F7, 6s, 2039		1,380,000	69,000
Ser. 07-HQ13, Class X1, IO, 0.818s, 2044		23,407,346	417,587

Morgan Stanley Mortgage Loan Trust
FRB Ser. 07-11AR, Class 2A1, 6.428s, 2037		3,740,432	1,570,981
Ser. 05-5AR, Class 2A1, 4.691s, 2035 F		781,683	371,300

Mortgage Capital Funding, Inc. Ser. 97-MC2,
Class X, IO, 1.988s, 2012		2,071	56

PNC Mortgage Acceptance Corp. 144A
Ser. 00-C1, Class J, 6 5/8s, 2010		157,000	53,401

Residential Asset Securitization Trust
Ser. 07-A5, Class 2A3, 6s, 2037		2,384,239	1,382,859

SBA CMBS Trust 144A Ser. 05-1A, Class E,
6.706s, 2035		222,000	198,115

STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018		133,000	73,150
Ser. 03-1A, Class N, 5s, 2018		158,000	80,580
Ser. 04-1A, Class M, 5s, 2018		143,000	70,070
Ser. 04-1A, Class N, 5s, 2018		137,000	56,170

Structured Adjustable Rate Mortgage Loan
Trust FRB Ser. 06-9, Class 1A1, 5.671s, 2036		836,837	388,429

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.943s, 2037		2,523,094	224,051
Ser. 07-4, Class 1A4, IO, 1s, 2037		2,679,493	79,456

Structured Asset Securities Corp. 144A
Ser. 07-RF1, Class 1A, IO, 5.441s, 2037		3,587,531	282,697

Titan Europe PLC 144A
FRB Ser. 05-CT2A, Class E, 7.095s, 2014
(United Kingdom)	GBP	165,399	175,446
FRB Ser. 05-CT1A, Class D, 7.095s, 2014
(United Kingdom)	GBP	328,253	177,879

Ursus EPC 144A FRB Ser. 1-A, Class D,
6.938s, 2012 (Ireland)	GBP	178,663	73,524

Wachovia Bank Commercial Mortgage Trust
Ser. 07-C31, Class A2, 5.421s, 2047		$3,812,000	3,498,870
Ser. 07-C30, Class A3, 5.246s, 2043		4,186,000	3,647,930
Ser. 07-C34, IO, 0.519s, 2046		14,062,139	213,476

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 3.619s, 2018		363,000	108,900

Wells Fargo Alternative Loan Trust FRB
Ser. 07-PA6, Class A1, 6.59s, 2037		9,434,792	4,917,517

Wells Fargo Mortgage Backed Securities Trust
Ser. 05-AR13, Class 1A4, IO, 0.742s, 2035		5,703,513	27,947

Total Mortgage-backed securities (cost $166,217,303)			$163,665,190

8 Putnam VT Diversified Income Fund

U.S. GOVERNMENT AND AGENCY MORTGAGE
OBLIGATIONS (26.4%)*		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (9.1%)
Government National Mortgage Association
Pass-Through Certificates
6 1/2s, TBA, July 1, 2039		$2,000,000	$2,117,812
4 1/2s, TBA, July 1, 2039		34,000,000	33,925,625

			36,043,437
U.S. Government Agency Mortgage Obligations (17.3%)
Federal National Mortgage Association
Pass-Through Certificates
6 1/2s, TBA, July 1, 2039		6,000,000	6,387,187
6s, TBA, July 1, 2024		1,000,000	1,058,594
5 1/2s, TBA, July 1, 2024		1,000,000	1,046,250
5s, February 1, 2037		626,682	638,922
5s, July 1, 2035 i		1,317,451	1,353,391
4 1/2s, April 1, 2039		32,879,268	32,843,304
4 1/2s, TBA, July 1, 2039		25,000,000	24,937,500

			68,265,148
Total U.S. government and agency
mortgage obligations (cost $103,707,482)			$104,308,585

U.S. TREASURY OBLIGATIONS (1.9%)*		Principal amount	Value

U.S. Treasury Bonds 5 1/4s, February 15, 2029 i		$2,028,000	$2,325,954

U.S. Treasury Notes 4 3/4s, May 31, 2012 i		1,807,000	1,978,828

U.S. Treasury Notes 4 3/4s, March 31, 2011 i		1,495,000	1,612,073

U.S. Treasury Notes 3 5/8s October 31, 2009 i		236,000	238,693

U.S. Treasury Notes 2 1/8s January 31, 2010 i		1,247,000	1,272,140

U.S. Treasury Notes 1 3/4s March 31, 2010 i		10,000	10,100

Total U.S. treasury obligations (cost $7,437,788)			$7,437,788

CORPORATE BONDS AND NOTES (16.2%)*		Principal amount	Value

Basic materials (1.1%)
Bayer AG jr. unsec. sub. bonds FRB 5s, 2105
(Germany)	EUR	156,000	$185,248

Builders FirstSource, Inc. company
guaranty sr. notes FRN 5.133s, 2012		$220,000	94,600

Dow Chemical Co. (The) sr. unsec.
notes 7.6s, 2014		149,000	153,470

Freeport-McMoRan Copper & Gold, Inc.
sr. unsec. notes 8 3/8s, 2017		619,000	623,643

Freeport-McMoRan Copper & Gold, Inc.
sr. unsec. notes 8 1/4s, 2015		311,000	312,555

Georgia-Pacific Corp. notes 8 1/8s, 2011		40,000	40,000

Georgia-Pacific Corp. sr. unsec.
unsub. notes 9 1/2s, 2011		75,000	77,250

Gerdau Ameristeel Corp. sr. notes 10 3/8s,
2011 (Canada)		178,000	181,115

Hexion U.S. Finance Corp./Hexion Nova Scotia
Finance, ULC company guaranty 9 3/4s, 2014		185,000	83,250

International Paper Co. sr. unsec.
notes 9 3/8s, 2019		114,000	115,995

Momentive Performance Materials, Inc.
company guaranty sr. unsec. notes
9 3/4s, 2014		196,000	87,220

Mosaic Co. (The) 144A sr. unsec.
unsub. notes 7 5/8s, 2016		165,000	167,269

Mosaic Co. (The) 144A sr. unsec.
unsub. notes 7 3/8s, 2014		100,000	103,000

Nalco Co. 144A sr. notes 8 1/4s, 2017		52,000	52,260

NewPage Holding Corp. sr. unsec.
unsub. notes FRN 8.579s, 2013 ‡‡		74,717	10,834

CORPORATE BONDS AND NOTES (16.2%)* cont.		Principal amount	Value

Basic materials cont.
Novelis, Inc. company guaranty 7 1/4s, 2015		$86,000	$65,360

Rockwood Specialties Group, Inc. company
guaranty 7 5/8s, 2014	EUR	50,000	65,988

Smurfit Kappa Funding PLC sr. unsec.
sub. notes 7 3/4s, 2015 (Ireland)		$320,000	247,200

Steel Dynamics, Inc. company
guaranty sr. unsec. unsub. notes
6 3/4s, 2015		155,000	136,400

Steel Dynamics, Inc. 144A sr. notes
7 3/4s, 2016		253,000	238,453

Stone Container Corp. sr. notes 8 3/8s, 2012		310,000	118,575

Teck Resources, Ltd. 144A sr. sec.
notes 10 3/4s, 2019 (Canada)		189,000	203,175

Teck Resources, Ltd. 144A sr. sec.
notes 10 1/4s, 2016 (Canada)		334,000	349,865

Teck Resources, Ltd. 144A sr. sec.
notes 9 3/4s, 2014 (Canada)		391,000	404,685

Verso Paper Holdings, LLC/Verso Paper, Inc.
company guaranty sr. sub. notes Ser. B,
9 1/8s, 2014		120,000	55,800

Verso Paper Holdings, LLC/Verso Paper, Inc.
144A sr. sec. notes 11 1/2s, 2014		135,000	123,525

			4,296,735
Capital goods (1.0%)
Alliant Techsystems, Inc.
sr. sub. notes 6 3/4s, 2016		72,000	66,060

Berry Plastics Corp. company
guaranty sr. notes FRN 5.881s, 2015		185,000	163,263

Bombardier, Inc. 144A sr. unsec. notes FRN
4.406s, 2013 (Canada)	EUR	94,000	105,911

Bombardier, Inc. 144A unsec. notes 6 3/4s,
2012 (Canada)		$1,350,000	1,269,000

Crown Americas, LLC/Crown Americas
Capital Corp. sr. notes 7 5/8s, 2013		383,000	373,425

General Cable Corp. company
guaranty sr. unsec. notes FRN 3.583s, 2015		155,000	125,550

L-3 Communications Corp. company
guaranty sr. unsec. sub. notes 6 1/8s, 2014		528,000	491,040

L-3 Communications Corp. company
guaranty sr. unsec. sub. notes 5 7/8s, 2015		408,000	362,100

Legrand SA unsec. unsub. debs. 8 1/2s,
2025 (France)		469,000	403,949

Ryerson Tull, Inc. company guaranty sr. sec.
notes 12 1/4s, 2015		378,000	308,070

Titan International, Inc. company
guaranty 8s, 2012		93,000	84,165

			3,752,533
Communication services (1.4%)
American Tower Corp. sr. unsec. notes
7s, 2017		325,000	314,438

CCH I Holdings, LLC company
guaranty sr. unsec. unsub. notes 12 1/8s,
2015 (In default) †		15,000	94

CCH II, LLC sr. unsec. notes 10 1/4s,
2010 (In default) †		47,000	49,585

CCH II, LLC sr. unsec. notes Ser. B,
10 1/4s, 2010 (In default) †		548,000	575,400

Centennial Cellular Operating Co., LLC
company guaranty 10 1/8s, 2013		195,000	201,094

Cincinnati Bell, Inc. company guaranty
7s, 2015		442,000	395,590

Cricket Communications, Inc. company
guaranty 9 3/8s, 2014		195,000	192,075

Putnam VT Diversified Income Fund 9

CORPORATE BONDS AND NOTES (16.2%)* cont.	Principal amount	Value

Communication services cont.
Cricket Communications, Inc. company
guaranty sr. unsec. unsub. notes 10s, 2015	$500,000	$496,250

CSC Holdings, Inc. sr. notes 6 3/4s, 2012	394,000	380,210

Digicel Group, Ltd. 144A sr. unsec.
notes 8 7/8s, 2015 (Jamaica)	200,000	166,000

Inmarsat Finance PLC company
guaranty 10 3/8s, 2012 (United Kingdom)	581,000	601,335

iPCS, Inc. company guaranty sr. sec.
notes FRN 3.153s, 2013	105,000	82,950

MetroPCS Wireless, Inc. company
guaranty sr. unsec. notes 9 1/4s, 2014	70,000	69,563

PAETEC Holding Corp. company
guaranty sr. unsec. unsub. notes
9 1/2s, 2015	110,000	95,425

Qwest Communications International, Inc.
company guaranty 7 1/2s, 2014	273,000	249,113

Qwest Corp. sr. unsec. notes 7 1/2s, 2014	55,000	52,456

Qwest Corp. sr. unsec. unsub. notes
8 7/8s, 2012	947,000	954,103

Qwest Corp. sr. unsec. unsub. notes
7 1/4s, 2025	148,000	113,220

Rainbow National Services, LLC 144A
sr. notes 8 3/4s, 2012	290,000	292,175

West Corp. company guaranty 9 1/2s, 2014	95,000	83,125

		5,364,201
Consumer cyclicals (2.9%)
Affinity Group, Inc. sr. sub. notes 9s, 2012	394,000	267,920

AMC Entertainment, Inc. company
guaranty 11s, 2016	208,000	201,240

AMC Entertainment, Inc. sr. sub. notes
8s, 2014	171,000	145,778

Bon-Ton Stores, Inc. (The) company
guaranty 10 1/4s, 2014	130,000	56,550

Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014	121,000	98,010

CanWest Media, Inc. company guaranty 8s,
2012 (Canada) (In default) †	238,256	70,286

Cenveo Corp. 144A company
guaranty sr. unsec. notes 10 1/2s, 2016	220,000	165,000

Clear Channel Communications, Inc.
sr. unsec. notes 7.65s, 2010	148,000	87,320

Clear Channel Communications, Inc.
sr. unsec. notes 5 1/2s, 2014	49,000	10,780

D.R. Horton, Inc. sr. notes 7 7/8s, 2011	640,000	643,200

DIRECTV Holdings, LLC company
guaranty sr. unsec. notes 7 5/8s, 2016	110,000	106,975

DIRECTV Holdings, LLC company
guaranty sr. unsec. notes 6 3/8s, 2015	860,000	795,500

Echostar DBS Corp. company guaranty
6 5/8s, 2014	1,506,000	1,389,285

FelCor Lodging LP company guaranty
9s, 2011 R	427,000	375,760

Ford Motor Credit Co., LLC sr. notes
9 7/8s, 2011	503,000	467,790

Ford Motor Credit Co., LLC sr. unsec.
notes 9 3/4s, 2010	316,000	303,360

Ford Motor Credit Co., LLC unsec.
notes 7 3/8s, 2009	139,000	137,808

Goodyear Tire & Rubber Co. (The) sr. unsec.
notes 10 1/2s, 2016	220,000	222,200

Grupo Televisa SA sr. unsec. notes 6s,
2018 (Mexico)	265,000	249,845

CORPORATE BONDS AND NOTES (16.2%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Hanesbrands, Inc. company
guaranty sr. unsec. notes FRN Ser. B,
4.593s, 2014	$45,000	$36,225

Host Marriott LP sr. notes Ser. M, 7s, 2012 R	615,000	593,475

Jostens IH Corp. company guaranty
7 5/8s, 2012	454,000	452,865

Lender Processing Services, Inc. company
guaranty sr. unsec. unsub. notes
8 1/8s, 2016	749,000	734,020

Levi Strauss & Co. sr. unsec. notes
8 7/8s, 2016	75,000	72,563

Levi Strauss & Co. sr. unsec.
unsub. notes 9 3/4s, 2015	502,000	493,215

Liberty Media, LLC sr. notes 5.7s, 2013	116,000	100,340

Liberty Media, LLC sr. unsec. notes
7 7/8s, 2009	139,000	138,131

Masco Corp. sr. unsec. unsub. notes
6 1/8s, 2016	306,000	256,916

Mashantucket Western Pequot Tribe 144A
bonds 8 1/2s, 2015	320,000	160,000

Meritage Homes Corp. company
guaranty 6 1/4s, 2015	90,000	69,300

Meritage Homes Corp. sr. notes 7s, 2014	32,000	26,240

MGM Mirage, Inc. company guaranty
8 1/2s, 2010	51,000	46,283

MGM Mirage, Inc. company guaranty
6 3/4s, 2013	136,000	90,780

Nielsen Finance LLC/Nielsen Finance Co.
company guaranty 10s, 2014	137,000	129,636

Nielsen Finance LLC/Nielsen Finance Co.
company guaranty sr. unsec. sub. disc.
notes stepped-coupon zero % (12 1/2s,
8/1/11), 2016 ††	318,000	204,315

Owens Corning, Inc. company guaranty unsec.
unsub. notes 9s, 2019	431,000	418,070

Oxford Industries, Inc. sr. notes
8 7/8s, 2011	79,000	79,000

Pinnacle Entertainment, Inc. company
guaranty sr. unsec. sub. notes 7 1/2s, 2015	240,000	205,200

Pinnacle Entertainment, Inc.
sr. sub. notes 8 1/4s, 2012	251,000	249,745

Pulte Homes, Inc. company guaranty
7 7/8s, 2011	608,000	609,520

Sealy Mattress Co. sr. sub. notes
8 1/4s, 2014	55,000	45,238

Station Casinos, Inc. sr. notes 6s,
2012 (In default) †	290,000	100,050

Tenneco, Inc. company guaranty sr. unsec.
notes 8 1/8s, 2015	153,000	120,870

THL Buildco, Inc. (Nortek Holdings, Inc.)
sr. sec. notes 10s, 2013	108,000	86,670

THL Buildco, Inc. (Nortek Holdings, Inc.)
sr. sub. notes 8 1/2s, 2014	214,000	60,990

Travelport LLC company guaranty 9 7/8s, 2014	141,000	93,765

Trump Entertainment Resorts, Inc. sec.
notes 8 1/2s, 2015 (In default) †	166,000	20,543

Vertis, Inc. company
guaranty sr. notes zero %, 2014 ‡‡	164,013	820

Young Broadcasting, Inc. company
guaranty sr. sub. notes 8 3/4s,
2014 (In default) †	61,000	122

10 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (16.2%)* cont.		Principal amount	Value

Consumer cyclicals cont.
Young Broadcasting, Inc. company
guaranty sr. unsec. sub. notes 10s,
2011 (In default) †		$177,000	$443

			11,489,957
Consumer staples (0.4%)
Archibald Candy Corp. company guaranty 10s,
2009 (In default) F †		77,746	1,201

Avis Budget Car Rental, LLC company
guaranty sr. unsec. unsub. notes
7 3/4s, 2016		205,000	142,475

Del Monte Corp. sr. sub. notes 8 5/8s, 2012		470,000	475,875

Prestige Brands, Inc. sr. sub. notes
9 1/4s, 2012		262,000	259,380

Rite Aid Corp. company guaranty 9 1/2s, 2017		201,000	130,650

Rite Aid Corp. sec. notes 7 1/2s, 2017		230,000	179,975

United Rentals North America, Inc. company
guaranty sr. unsec. notes 6 1/2s, 2012		334,000	323,980

			1,513,536
Energy (3.5%)
Arch Western Finance, LLC company
guaranty sr. notes 6 3/4s, 2013		1,110,000	1,012,875

Chaparral Energy, Inc. company
guaranty sr. unsec. notes 8 7/8s, 2017		235,000	145,700

Chesapeake Energy Corp. sr. notes
7 1/2s, 2013		903,000	864,623

Complete Production Services, Inc. company
guaranty 8s, 2016		380,000	324,900

Comstock Resources, Inc. sr. notes
6 7/8s, 2012		420,000	403,200

Connacher Oil and Gas, Ltd. 144A sec.
notes 10 1/4s, 2015 (Canada)		175,000	105,875

Denbury Resources, Inc.
sr. sub. notes 7 1/2s, 2015		235,000	223,250

Dong Energy A/S jr. unsec. sub. notes FRN
5 1/2s, 2035 (Denmark)	EUR	156,000	190,047

Empresa Nacional del Petroleo 144A
sr. unsec. notes 6 1/4s, 2019 (Chile)		$700,000	694,008

Ferrellgas LP/Finance sr. notes 6 3/4s, 2014		395,000	341,675

Forest Oil Corp. sr. notes 8s, 2011		465,000	462,675

Gaz Capital for Gazprom 144A sr. unsec.
notes 7.288s, 2037 (Russia)		240,000	180,000

Gaz Capital SA sr. unsec. notes Ser. REGS,
7.288s, 2037 (Russia)		335,000	251,250

Gaz Capital SA 144A company
guaranty sr. unsec. bond 8.146s, 2018
(Russia)		149,000	133,175

Gaz Capital SA 144A company
guaranty sr. unsec. bond 7.343s, 2013
(Russia)		129,000	124,391

Gaz Capital SA 144A sr. unsec. 6.51s, 2022
(Russia)		207,000	155,250

Harvest Operations Corp. sr. notes
7 7/8s, 2011		456,000	383,040

Helix Energy Solutions Group, Inc. 144A
sr. unsec. notes 9 1/2s, 2016		325,000	296,563

Hornbeck Offshore Services, Inc.
sr. notes Ser. B, 6 1/8s, 2014		395,000	357,969

Key Energy Services, Inc. company
guaranty sr. unsec. unsub. notes
8 3/8s, 2014		150,000	132,375

Lukoil International Finance 144A company
guaranty 6.656s, 2022 (Russia)		430,000	348,300

CORPORATE BONDS AND NOTES (16.2%)* cont.		Principal amount	Value

Energy cont.
Newfield Exploration Co. sr. unsec.
sub. notes 6 5/8s, 2014		$294,000	$270,848

Oslo Seismic Services, Inc. 1st mtge.
8.28s, 2011		193,871	196,881

Pacific Energy Partners/Pacific Energy
Finance Corp. sr. notes 7 1/8s, 2014		260,000	266,223

Peabody Energy Corp. company
guaranty 7 3/8s, 2016		620,000	585,900

Pemex Project Funding Master Trust company
guaranty sr. unsec. unsub. bonds 6 5/8s,
2035 (Mexico)		380,000	343,684

Pemex Project Funding Master Trust company
guaranty unsec. unsub. notes 6 5/8s, 2038
(Mexico)		75,000	64,875

Pemex Project Funding Master Trust company
guaranty unsec. unsub. notes 5 3/4s, 2018
(Mexico)		480,000	441,600

Petrobras International Finance Co. company
guaranty sr. unsec. notes 7 7/8s, 2019
(Brazil)		900,000	970,920

PetroHawk Energy Corp. company
guaranty 9 1/8s, 2013		120,000	119,400

Petroleos Mexicanos 144A notes 8s, 2019
(Mexico)		997,000	1,081,745

Petroleum Co. of Trinidad & Tobago Ltd. 144A
sr. unsec. notes 6s, 2022 (Trinidad)		433,000	361,122

Petroleum Development Corp. company
guaranty sr. unsec. notes 12s, 2018		205,000	172,200

Petroplus Finance, Ltd. 144A company
guaranty 6 3/4s, 2014 (Bermuda)		270,000	232,200

Plains Exploration & Production Co. company
guaranty 7 3/4s, 2015		60,000	56,100

Plains Exploration & Production Co. company
guaranty 7s, 2017		60,000	52,500

Power Sector Assets & Liabilites
Management Corp. 144A govt.
guaranty sr. unsec. notes 7 1/4s, 2019
(Philippines)		450,000	453,375

Pride International, Inc. sr. unsec.
notes 7 3/8s, 2014		420,000	416,850

Range Resources Corp. company
guaranty sr. unsec. sub. notes 7 1/2s, 2017		262,000	248,900

SandRidge Energy, Inc. 144A company
guaranty sr. unsec. unsub. notes 8s, 2018		290,000	247,950

Williams Cos., Inc. (The) notes 7 3/4s, 2031		150,000	135,000

Williams Cos., Inc. (The) sr. unsec.
notes 7 5/8s, 2019		170,000	167,875

			14,017,289
Financials (3.2%)
Banco Do Brasil 144A sr. unsec. 5.002s, 2017
(Brazil)	BRL	393,000	188,086

Bosphorus Financial Services, Ltd. 144A
sr. notes FRN 2.683s, 2012		$747,313	650,204

GMAC, LLC 144A company guaranty sr. unsec.
unsub. notes 7 3/4s, 2010		43,000	41,925

GMAC, LLC 144A company guaranty sr. unsec.
unsub. notes 7s, 2012		44,000	37,312

GMAC, LLC 144A company guaranty sr. unsec.
unsub. notes 6 7/8s, 2012		298,000	248,830

GMAC, LLC 144A company guaranty sr. unsec.
unsub. notes 6 7/8s, 2011		44,000	38,500

Putnam VT Diversified Income Fund 11

CORPORATE BONDS AND NOTES (16.2%)* cont.		Principal amount	Value

Financials cont.
GMAC, LLC 144A company guaranty sr. unsec.
unsub. notes 6 5/8s, 2012		$322,000	$268,870

GMAC, LLC 144A company guaranty sr. unsec.
unsub. notes FRN 2.868s, 2014		31,000	21,700

Goldman Sachs Group, Inc. (The)
sub. notes 6 3/4s, 2037		160,000	140,686

HSBC Capital Funding LP/ Jersey Channel
Islands company guaranty sub. FRB 5.13s,
2049 (United Kingdom)	EUR	208,000	209,220

HUB International Holdings, Inc. 144A
sr. sub. notes 10 1/4s, 2015		$70,000	51,538

HUB International Holdings, Inc. 144A
sr. unsec. unsub. notes 9s, 2014		50,000	40,813

JPMorgan Chase & Co. 144A sr. unsec.
notes FRN 6.46s, 2017		500,000	374,200

JPMorgan Chase & Co. 144A sr. unsec.
unsub. notes FRN 11.73s, 2011	RUB	18,000,000	524,863

JPMorgan Chase & Co. 144A unsec.
unsub. notes 0.17s, 2012	INR	14,000,000	289,645

Leucadia National Corp. sr. unsec.
notes 8 1/8s, 2015		$105,000	95,025

Leucadia National Corp. sr. unsec.
notes 7 1/8s, 2017		184,000	149,500

Liberty Mutual Insurance 144A notes 7.697s, 2097		480,000	287,152

Merrill Lynch & Co., Inc. notes FRN
Ser. MTN, 1.292s, 2011		265,000	245,384

RSHB Capital SA for OJSC Russian
Agricultural Bank sub. bonds FRB 6.97s,
2016 (Russia)		250,000	220,198

RSHB Capital SA for OJSC Russian
Agricultural Bank 144A notes 9s, 2014
(Luxembourg)		390,000	393,900

Russian Agricultural Bank 144A notes 7 3/4s,
2018 (Russia)		370,000	333,000

Russian Agricultural Bank 144A notes 7 1/8s,
2014 (Russia)		370,000	347,800

Shinhan Bank 144A sr. unsec. bond 6s, 2012
(South Korea)		790,000	786,550

UBS Luxembourg SA for Sberbank
sub. bonds stepped-coupon 6.23s (7.429s,
2/11/10), 2015 (Russia) ††		1,040,000	968,375

USI Holdings Corp. 144A company
guaranty sr. unsec. notes FRN 4.758s, 2014		45,000	29,250

VTB Capital SA sr. notes 6 1/4s, 2035
(Russia)		400,000	328,000

VTB Capital SA 144A bonds 6 1/4s, 2035
(Russia)		695,000	569,900

VTB Capital SA 144A notes 7 1/2s, 2011
(Russia)		639,000	635,805

VTB Capital SA 144A notes 6 7/8s, 2018
(Russia)		781,000	702,900

VTB Capital SA 144A sec. notes 6.609s, 2012
(Russia)		3,676,000	3,407,873

			12,627,004
Government (—%)
Pemex Finance, Ltd. bonds 9.69s, 2009
(Mexico)		38,500	38,729

			38,729
Health care (1.1%)
Community Health Systems, Inc. company
guaranty 8 7/8s, 2015		223,000	218,540

DaVita, Inc. company guaranty 6 5/8s, 2013		119,000	112,158

CORPORATE BONDS AND NOTES (16.2%)* cont.	Principal amount	Value

Health care cont.
Elan Finance PLC/Elan Finance Corp. company
guaranty 7 3/4s, 2011 (Ireland)	$165,000	$150,563

HCA, Inc. company guaranty sr. notes 9 5/8s,
2016 ‡‡	60,000	59,400

HCA, Inc. sr. sec. notes 9 1/4s, 2016	400,000	394,000

HCA, Inc. sr. sec. notes 9 1/8s, 2014	205,000	202,950

Omnicare, Inc. company guaranty 6 3/4s, 2013	170,000	153,000

Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	460,000	415,150

Select Medical Corp. company
guaranty 7 5/8s, 2015	522,000	424,125

Service Corporation International
debs. 7 7/8s, 2013	63,000	60,480

Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	542,000	504,060

Surgical Care Affiliates, Inc. 144A
sr. sub. notes 10s, 2017	225,000	156,375

Surgical Care Affiliates, Inc. 144A
sr. unsec. notes zero %, 2015 ‡‡	160,000	123,200

Tenet Healthcare Corp. 144A company
guaranty sr. sec. notes 10s, 2018	328,000	344,400

Tenet Healthcare Corp. 144A company
guaranty sr. sec. notes 9s, 2015	328,000	330,460

Vanguard Health Holding Co. II, LLC
sr. sub. notes 9s, 2014	372,000	356,190

Ventas Realty LP/Capital Corp. company
guaranty 9s, 2012 R	260,000	267,800

Ventas Realty LP/Capital Corp.
sr. notes 6 5/8s, 2014 R	135,000	126,563

		4,399,414
Technology (0.4%)
Advanced Micro Devices, Inc.
sr. notes 7 3/4s, 2012	253,000	168,245

Avago Technologies Finance company
guaranty sr. unsec. notes 10 1/8s, 2013
(Singapore)	90,000	91,800

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015	227,000	189,829

Compucom Systems, Inc. 144A
sr. sub. notes 12 1/2s, 2015	125,000	103,906

Freescale Semiconductor, Inc. company
guaranty sr. unsec. notes 8 7/8s, 2014	376,000	189,880

Freescale Semiconductor, Inc. company
guaranty sr. unsec. sub. notes 10 1/8s, 2016	10,000	3,400

Iron Mountain, Inc. company guaranty
8 5/8s, 2013	160,000	159,600

Iron Mountain, Inc. company guaranty
6 5/8s, 2016	140,000	125,300

Iron Mountain, Inc. company
guaranty sr. unsec. sub. notes 8s, 2020	440,000	410,850

New ASAT Finance, Ltd. company
guaranty 9 1/4s, 2011
(Cayman Islands) (In default) †	11,000	14

Sanmina Corp. sr. unsec. sub. notes
8 1/8s, 2016	111,000	80,891

SunGard Data Systems, Inc. company
guaranty 9 1/8s, 2013	256,000	241,920

		1,765,635
Transportation (0.1%)
Offshore Logistics, Inc. company
guaranty 6 1/8s, 2013	245,000	221,725

		221,725

12 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (16.2%)* cont.	Principal amount	Value

Utilities and power (1.1%)
AES Corp. (The) sr. unsec. unsub. notes
8s, 2017	$105,000	$97,650

AES Corp. (The) 144A sec. notes 8 3/4s, 2013	178,000	178,000

Allegheny Energy Supply 144A sr. unsec. bond
8 1/4s, 2012	180,000	187,289

CMS Energy Corp. sr. notes 7 3/4s, 2010	155,000	161,435

Colorado Interstate Gas Co. debs. 6.85s,
2037 (Canada)	290,000	267,649

Edison Mission Energy sr. unsec.
notes 7 3/4s, 2016	109,000	88,835

Edison Mission Energy sr. unsec.
notes 7 1/2s, 2013	48,000	42,960

Edison Mission Energy sr. unsec. notes
7.2s, 2019	205,000	152,725

Edison Mission Energy sr. unsec. notes
7s, 2017	17,000	13,048

El Paso Natural Gas Co. debs. 8 5/8s, 2022	160,000	172,812

Ipalco Enterprises, Inc. 144A sr. sec.
notes 7 1/4s, 2016	95,000	90,725

Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	1,182,000	1,152,450

NRG Energy, Inc. sr. notes 7 3/8s, 2016	170,000	160,863

Orion Power Holdings, Inc. sr. unsec.
notes 12s, 2010	550,000	569,250

Teco Finance, Inc. company
guaranty sr. unsec. unsub. notes Ser. *,
7.2s, 2011	150,000	154,679

Teco Finance, Inc. company
guaranty sr. unsec. unsub. notes Ser. *,
7s, 2012	255,000	259,461

Teco Finance, Inc. company
guaranty sr. unsec. unsub. notes Ser. *,
6 3/4s, 2015	24,000	23,029

Tennessee Gas Pipeline Co. sr. unsec.
unsub. debs. 7 1/2s, 2017	127,000	132,873

Tennessee Gas Pipeline Co. sr. unsec.
unsub. debs. 7s, 2028	65,000	61,939

Transcontinental Gas Pipeline Corp.
sr. unsec. debs. 7 1/4s, 2026	350,000	354,709

Utilicorp United, Inc. sr. unsec.
notes 7.95s, 2011	15,000	15,521

Vattenfall Treasury AB company guaranty jr.
unsec. sub. bond FRB 5 1/4s, 2049 (Sweden) EUR	156,000	195,678

		4,533,580
Total corporate bonds and notes (cost $70,636,984)		$64,020,338

ASSET-BACKED SECURITIES (8.3%)*	Principal amount	Value

Accredited Mortgage Loan Trust FRB
Ser. 05-1, Class M2, 1.004s, 2035	$69,508	$23,758

Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.464s, 2036	94,000	19,136
FRB Ser. 06-HE3, Class A2C, 0.464s, 2036	100,000	26,069

Ace Securities Corp. 144A Ser. 03-MH1,
Class M2, 6 1/2s, 2030	38,835	30,673

Ameriquest Mortgage Securities, Inc. FRB
Ser. 03-8, Class M2, 2.064s, 2033	187,630	34,633

Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	326,000	35,860
Ser. 04-1A, Class E, 6.42s, 2039	175,000	31,500

ASSET-BACKED SECURITIES (8.3%)* cont.	Principal amount	Value

Argent Securities, Inc.
FRB Ser. 03-W3, Class M3, 2.584s, 2033	$22,925	$2,811
FRB Ser. 06-W4, Class A2C, 0.474s, 2036	178,000	56,851

Asset Backed Funding Certificates FRB
Ser. 04-OPT2, Class M2, 1.314s, 2033	156,421	103,615

Asset Backed Securities Corp. Home Equity
Loan Trust
FRB Ser. 06-HE2, Class A3, 0.504s, 2036	27,823	14,305
FRB Ser. 06-HE4, Class A5, 0.474s, 2036	106,596	63,395

Aviation Capital Group Trust 144A FRB
Ser. 03-2A, Class G1, 1.015s, 2033	198,404	73,409

BankAmerica Manufactured Housing Contract
Trust Ser. 97-2, Class M, 6.9s, 2028	70,000	90,845

Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 04-FR3, Class M6, 3.564s, 2034	45,576	13,285
FRB Ser. 06-PC1, Class M9, 2.064s, 2035	52,102	521
FRB Ser. 05-HE1, Class M3, 1.244s, 2035	210,000	101,205

Bombardier Capital Mortgage
Securitization Corp.
FRB Ser. 00-A, Class A1, 0.479s, 2030	106,713	16,197
Ser. 00-A, Class A4, 8.29s, 2030	668,650	347,783
Ser. 00-A, Class A2, 7.575s, 2030	1,542,905	791,157
Ser. 99-B, Class A-5, 7.44s, 2020	44,920	22,909
Ser. 99-B, Class A4, 7.3s, 2016	488,500	234,471
Ser. 99-B, Class A3, 7.18s, 2015	817,286	398,878

Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 05-OPT1, Class M1, 0.734s, 2035	41,642	18,490

Conseco Finance Securitizations Corp.
FRB Ser. 02-1, Class M1A, 2.359s, 2033	1,609,000	553,670
FRB Ser. 01-4, Class M1, 2.07s, 2033	241,000	57,636
Ser. 00-2, Class A5, 8.85s, 2030	867,023	625,982
Ser. 00-4, Class A6, 8.31s, 2032	2,261,045	1,586,731
Ser. 00-5, Class A7, 8.2s, 2032	214,000	156,599
Ser. 00-1, Class A5, 8.06s, 2031	636,437	420,799
Ser. 00-4, Class A5, 7.97s, 2032	136,794	93,736
Ser. 00-5, Class A6, 7.96s, 2032	372,444	275,923
Ser. 02-1, Class M1F, 7.954s, 2033	12,000	7,223
Ser. 01-3, Class M2, 7.44s, 2033	26,260	751
Ser. 01-4, Class A4, 7.36s, 2033	139,886	119,977
Ser. 00-6, Class A5, 7.27s, 2031	52,039	43,085
Ser. 01-1, Class A5, 6.99s, 2032	81,511	66,185
Ser. 01-3, Class A4, 6.91s, 2033	2,147,910	1,769,489
Ser. 02-1, Class A, 6.681s, 2033	618,232	566,680

Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 0.834s, 2035	41,000	30,134
FRB Ser. 05-14, Class 3A2, 0.554s, 2036	19,751	15,303
FRB Ser. 06-4, Class 2A2, 0.494s, 2036	1,551,822	1,024,203

Credit-Based Asset Servicing and
Securitization FRB Ser. 07-CB1, Class AF1A,
0.384s, 2037	1,368,308	672,113

Crest, Ltd. 144A Ser. 03-2A, Class E2,
8s, 2038	361,000	108,300

Equifirst Mortgage Loan Trust FRB Ser. 05-1,
Class M5, 0.984s, 2035	68,804	30,934

First Franklin Mortgage Loan Asset Backed
Certificates FRB Ser. 06-FF7, Class 2A3,
0.464s, 2036	154,000	53,790

Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.644s, 2036	217,000	75,896
FRB Ser. 06-2, Class 2A3, 0.484s, 2036	309,000	80,485

Putnam VT Diversified Income Fund 13

ASSET-BACKED SECURITIES (8.3%)* cont.		Principal amount	Value

Gears Auto Owner Trust 144A Ser. 05-AA,
Class E1, 8.22s, 2012		$502,000	$476,817

Granite Mortgages PLC FRB Ser. 03-2,
Class 2C1, 5.2s, 2043 F	EUR	1,225,000	203,800

Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$673,275	605,948
Ser. 94-4, Class B2, 8.6s, 2019		275,485	159,622
Ser. 93-1, Class B, 8.45s, 2018		226,580	165,912
Ser. 99-5, Class A5, 7.86s, 2030		2,839,478	2,162,302
Ser. 96-8, Class M1, 7.85s, 2027		304,000	156,622
Ser. 95-8, Class B1, 7.3s, 2026		285,417	158,247
Ser. 95-4, Class B1, 7.3s, 2025		289,077	189,694
Ser. 97-6, Class M1, 7.21s, 2029		182,000	84,953
Ser. 95-F, Class B2, 7.1s, 2021		21,571	16,444
Ser. 96-1, Class M1, 7s, 2027		320,307	238,911
Ser. 93-3, Class B, 6.85s, 2018		16,513	11,832
Ser. 98-3, Class A6, 6.76s, 2030		631,113	517,664
Ser. 99-3, Class A7, 6.74s, 2031		470,560	429,701

Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031		3,301,871	2,146,216
Ser. 99-5, Class M1A, 8.3s, 2026		119,000	69,270
Ser. 99-5, Class A4, 7.59s, 2028		29,578	26,842

GS Auto Loan Trust 144A Ser. 04-1, Class D,
5s, 2011		112,522	111,397

GSAMP Trust
FRB Ser. 06-HE5, Class A2C, 0.464s, 2036		460,000	121,243
FRB Ser. 07-HE2, Class A2A, 0.434s, 2047		1,998,673	1,369,091

Guggenheim Structured Real Estate Funding,
Ltd. 144A
FRB Ser. 05-2A, Class E, 2.314s, 2030		289,000	14,450
FRB Ser. 05-1A, Class E, 2.114s, 2030		63,492	6,349

Home Equity Asset Trust FRB Ser. 06-1,
Class 2A4, 0.644s, 2036		108,000	41,629

Lehman ABS Manufactured Housing Contract
Ser. 01-B, Class A4, 5.27s, 2018		38,283	25,612

Lehman XS Trust
FRB Ser. 07-6, Class 2A1, 0.524s, 2037		938,309	288,027
Ser. 07-6, Class 3A6, 6 1/2s, 2037		1,213,381	720,303

LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 3.317s, 2036		660,000	46,200
FRB Ser. 02-1A, Class FFL, 3.065s, 2037		1,135,000	170,250

Local Insight Media Finance, LLC Ser. 07-1W,
Class A1, 5.53s, 2012 F		1,391,555	605,326

Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 0.934s, 2035		240,000	81,881
FRB Ser. 06-4, Class 2A4, 0.574s, 2036		103,000	27,154
FRB Ser. 06-1, Class 2A3, 0.504s, 2036		114,661	51,155

Madison Avenue Manufactured Housing Contract
FRB Ser. 02-A, Class B1, 3.564s, 2032		925,076	555,046

MASTR Asset Backed Securities Trust FRB
Ser. 06-FRE2, Class A4, 0.464s, 2036		54,000	21,407

Mid-State Trust Ser. 11, Class B, 8.221s, 2038		91,226	40,589

Morgan Stanley ABS Capital I
FRB Ser. 04-HE8, Class B3, 3.514s, 2034		59,066	4,715
FRB Ser. 05-HE2, Class M5, 0.994s, 2035		150,000	106,816
FRB Ser. 05-HE1, Class M3, 0.834s, 2034		150,000	92,338
FRB Ser. 06-NC4, Class M2, 0.614s, 2036		210,000	1,279

N-Star Real Estate CDO, Ltd. 144A FRB
Ser. 04-2A, Class C1, 2.308s, 2039		500,000	100,000

Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014		30,733	28,942

ASSET-BACKED SECURITIES (8.3%)* cont.	Principal amount	Value

New Century Home Equity Loan Trust FRB
Ser. 03-4, Class M3, 2.364s, 2033	$11,794	$4,767

Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.474s, 2036	130,000	48,286
FRB Ser. 06-2, Class A2C, 0.464s, 2036	130,000	32,268

Oakwood Mortgage Investors, Inc.
Ser. 96-C, Class B1, 7.96s, 2027	1,098,259	516,182
Ser. 99-D, Class A1, 7.84s, 2029	641,434	436,175
Ser. 00-A, Class A2, 7.765s, 2017	91,496	48,046
Ser. 95-B, Class B1, 7.55s, 2021	123,061	68,792
Ser. 00-D, Class A4, 7.4s, 2030	709,000	432,192
Ser. 02-B, Class A4, 7.09s, 2032	266,913	206,432
Ser. 99-B, Class A4, 6.99s, 2026	676,201	515,531
Ser. 00-D, Class A3, 6.99s, 2022	198,353	191,049
Ser. 01-D, Class A4, 6.93s, 2031	370,620	246,385
Ser. 98-A, Class M, 6.825s, 2028	43,000	19,726
Ser. 01-E, Class A4, 6.81s, 2031	611,654	473,976
Ser. 01-C, Class A2, 5.92s, 2017	811,088	329,790
Ser. 01-D, Class A3, 5.9s, 2022	17,814	7,879
Ser. 02-C, Class A1, 5.41s, 2032	864,165	570,349
Ser. 01-E, Class A2, 5.05s, 2019	588,752	401,600
Ser. 02-A, Class A2, 5.01s, 2020	79,207	40,617

Oakwood Mortgage Investors, Inc. 144A
FRB Ser. 01-B, Class A2, 0.694s, 2018	45,694	25,640
Ser. 01-B, Class A4, 7.21s, 2030	121,413	97,454

Park Place Securities, Inc. FRB
Ser. 05-WCH1, Class M4, 1.144s, 2036	98,000	10,794

People’s Financial Realty Mortgage
Securities Trust FRB Ser. 06-1, Class 1A2,
0.444s, 2036	197,000	65,750

Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.504s, 2036	110,430	61,064
FRB Ser. 07-RZ1, Class A2, 0.474s, 2037	154,000	48,759

Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 0.964s, 2035	150,000	1,235
FRB Ser. 07-NC2, Class A2B, 0.454s, 2037	144,000	40,913
FRB Ser. 07-BR5, Class A2A, 0.444s, 2037	32,177	19,467
FRB Ser. 07-BR4, Class A2A, 0.404s, 2037	41,157	25,066
FRB Ser. 07-BR3, Class A2A, 0.384s, 2037	4,131,803	2,479,082

SG Mortgage Securities Trust FRB
Ser. 06-OPT2, Class A3D, PO, 0.524s, 2036	219,000	51,753

Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 0.484s, 2036	104,000	58,824
FRB Ser. 06-3, Class A3, 0.474s, 2036	461,000	186,807

South Coast Funding 144A FRB Ser. 3A,
Class A2, 2.156s, 2038	120,000	1,200

Structured Asset Investment Loan Trust FRB
Ser. 06-BNC2, Class A6, 0.574s, 2036	104,000	2,414

Structured Asset Receivables Trust 144A FRB
Ser. 05-1, 1.602s, 2015	1,261,977	782,426

TIAA Real Estate CDO, Ltd. Ser. 03-1A,
Class E, 8s, 2038	395,000	23,700

TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A,
Class IV, 6.84s, 2037	351,000	26,325

WAMU Asset-Backed Certificates FRB
Ser. 07-HE2, Class 2A1, 0.424s, 2037	1,279,917	716,753

Whinstone Capital Management, Ltd. 144A FRB
Ser. 1A, Class B3, 1.992s, 2044
(United Kingdom)	189,615	22,754

Total asset-backed securities (cost $48,919,015)		$32,777,598

14 Putnam VT Diversified Income Fund

FOREIGN GOVERNMENT BONDS		Principal
AND NOTES (8.2%)*		amount/units	Value

Argentina (Republic of) bonds Ser. VII,
zero %, 2013		$281,000	$166,914

Argentina (Republic of) bonds FRB
zero %, 2013		2,362,000	741,668

Argentina (Republic of) sr. unsec.
unsub. bond FRN Ser. STRP, 1.683s, 2009		6,854,000	863,604

Argentina (Republic of) sr. unsec.
unsub. bonds Ser. $V, 10 1/2s, 2012	ARS	1,080,000	151,200

Argentina (Republic of) sr. unsec.
unsub. bonds FRB 1.683s, 2012		$6,854,000	1,644,960

Argentina (Republic of) sr. unsec.
unsub. notes Ser. $dis, 8.28s, 2033		990,008	524,704

Banco Nacional de Desenvolvimento Economico
e Social 144A notes 6 1/2s, 2019 (Brazil)		620,000	621,240

Banco Nacional de Desenvolvimento Economico
e Social 144A sr. unsec.
unsub. notes 6.369s, 2018 (Brazil)		160,000	157,200

Brazil (Federal Republic of) notes
zero %, 2017	BRL	1,350	600,636

Brazil (Federal Republic of)
sr. notes 5 7/8s, 2019		$905,000	913,145

Brazil (Federal Republic of) sr. unsec.
bonds 6s, 2017		740,000	764,131

Canada (Government of) bonds Ser. WL43,
5 3/4s, 2029	CAD	585,000	625,637

Colombia (Republic of) sr. unsec.
unsub. notes 10s, 2012		$216,000	249,383

Ecuador (Republic of) regs notes Ser. REGS,
9 3/8s, 2015 (In default) †		100,000	70,879

Indonesia (Republic of) 144A sr. unsec.
notes 11 5/8s, 2019		755,000	951,240

Indonesia (Republic of) 144A sr. unsec.
unsub. bonds 7 3/4s, 2038		550,000	500,500

Indonesia (Republic of) 144A sr. unsec.
unsub. bonds 6 3/4s, 2014		280,000	278,830

Indonesia (Republic of) 144A sr. unsec.
unsub. bonds 6 5/8s, 2037		575,000	465,169

Industrial Bank Of Korea 144A
sr. notes 7 1/8s, 2014 (South Korea)		1,190,000	1,227,074

Israel (State of) bonds 5 1/8s, 2019		127,000	126,069

Japan (Government of) CPI Linked
bonds Ser. 12, 1.2s, 2017	JPY	184,690,000	1,668,019

Japan (Government of) CPI Linked
bonds Ser. 8, 1s, 2016	JPY	693,668,000	6,299,030

Peru (Republic of) sr. unsec.
unsub. bonds 8 3/4s, 2033		$575,000	698,315

Peru (Republic of) sr. unsec.
unsub. notes 7 1/8s, 2019		675,000	718,875

Russia (Federation of) 144A unsec.
unsub. bonds 5s, 2030		1,652,712	1,623,525

Sweden (Government of) debs. Ser. 1041,
6 3/4s, 2014	SEK	26,845,000	4,125,585

Turkey (Republic of) bonds 16s, 2012	TRY	190,000	131,798

Turkey (Republic of) sr. unsec.
notes 7 1/2s, 2019		$1,210,000	1,249,470

Turkey (Republic of) sr. unsec.
notes 7 1/2s, 2017		750,000	782,663

Ukraine (Government of) 144A sr. unsec.
notes FRN 5.151s, 2009		835,000	813,883

United Mexican States sr. unsec.
unsub. bonds Ser. MTN, 8.3s, 2031		57,000	67,361

Venezuela (Republic of) bonds 8 1/2s, 2014		480,000	337,853

FOREIGN GOVERNMENT BONDS	Principal
AND NOTES (8.2%)* cont.	amount/units	Value

Venezuela (Republic of) unsec. note FRN
Ser. REGS, 2.101s, 2011	$690,000	$555,629

Venezuela (Republic of) unsec.
notes 10 3/4s, 2013	1,410,000	1,151,928

Venezuela (Republic of)
unsub. bonds Ser. REGS, 5 3/8s, 2010	666,000	622,783

Total foreign government bonds and notes (cost $32,626,810)		$32,490,900

SENIOR LOANS (5.3%)* [c]	Principal amount	Value

Basic materials (0.5%)
Georgia-Pacific, LLC bank term loan FRN
Ser. B2, 2.32s, 2012	$174,485	$164,115

Huntsman International, LLC bank term loan
FRN Ser. B, 2.058s, 2014	1,143,333	1,020,425

NewPage Holding Corp. bank term loan FRN
4.067s, 2014	168,314	144,890

Novelis, Inc. bank term loan FRN Ser. B,
3.22s, 2014	370,570	322,087

Novelis, Inc. bank term loan FRN Ser. B,
2.32s, 2014	168,437	146,400

Rockwood Specialties Group, Inc. bank term
loan FRN Ser. H, 4.595s, 2014	45,243	43,962

		1,841,879
Capital goods (0.3%)
Graham Packaging Co., LP bank term loan FRN
2.679s, 2011	96,537	91,520

Hawker Beechcraft Acquisition Co., LLC bank
term loan FRN 3.22s, 2014	35,048	23,723

Hawker Beechcraft Acquisition Co., LLC bank
term loan FRN Ser. B, 2.616s, 2014	686,516	464,686

Mueller Water Products, Inc. bank term loan
FRN Ser. B, 6.476s, 2014	165,721	145,834

Polypore, Inc. bank term loan FRN Ser. B,
2.59s, 2014	189,218	172,661

Sensata Technologies BV bank term loan FRN
2.803s, 2013 (Netherlands)	251,532	190,326

Sequa Corp. bank term loan FRN 4.057s, 2014	257,268	200,240

Wesco Aircraft Hardware Corp. bank term loan
FRN 2.57s, 2013	64,000	55,808

		1,344,798
Communication services (0.9%)
Cebridge Connections, Inc. bank term loan
FRN 4.819s, 2014	127,000	107,738

Charter Communications Operating, LLC bank
term loan FRN 9 1/4s, 2014	187,625	183,873

Charter Communications, Inc. bank term loan
FRN 9 1/4s, 2014	665,940	599,762

Charter Communications, Inc. bank term loan
FRN 5 1/4s, 2014	150,000	118,763

Fairpoint Communications, Inc. bank term
loan FRN Ser. B, 5 3/4s, 2015	388,203	290,182

Insight Midwest, LP bank term loan FRN
Ser. B, 2.32s, 2014	96,576	89,453

Intelsat Corp. bank term loan FRN Ser. B2,
2.819s, 2011	146,871	133,390

Intelsat Corp. bank term loan FRN Ser. B2-A,
2.819s, 2013	146,915	133,430

Intelsat Corp. bank term loan FRN Ser. B2-C,
2.819s, 2013	146,871	133,390

Intelsat, Ltd. bank term loan FRN 3.319s,
2014 (Bermuda)	375,000	310,078

Putnam VT Diversified Income Fund 15

SENIOR LOANS (5.3%)* [c] cont.	Principal amount	Value

Communication services cont.
Intelsat, Ltd. bank term loan FRN Ser. B,
2.819s, 2013 (Bermuda)	$390,000	$363,118

Level 3 Communications, Inc. bank term loan
FRN 3.155s, 2014	60,000	49,781

Level 3 Financing, Inc. bank term loan FRN
Ser. B, 11 1/2s, 2014	55,000	56,513

Mediacom Communications Corp. bank term loan
FRN Ser. C, 1.79s, 2015	368,149	336,857

Mediacom Communications Corp. bank term loan
FRN Ser. D2, 2.04s, 2015	87,750	80,160

MetroPCS Wireless, Inc. bank term loan FRN
3.066s, 2013	243,723	231,506

PAETEC Holding Corp. bank term loan FRN
Ser. B1, 2.819s, 2013	47,282	45,036

TW Telecom, Inc. bank term loan FRN Ser. B,
2.32s, 2013	134,530	125,599

West Corp. bank term loan FRN 2.689s, 2013	62,936	57,542

		3,446,171
Consumer cyclicals (1.9%)
Affinion Group, Inc. bank term loan FRN
Ser. B, 2.809s, 2013	724,593	682,929

Allison Transmission, Inc. bank term loan
FRN Ser. B, 3.071s, 2014	345,293	272,905

Building Materials Holdings Corp.
bank term loan FRN 3.067s, 2014	175,565	150,654

CCM Merger, Inc. bank term loan FRN Ser. B,
8 1/2s, 2012	60,267	50,323

Cenveo, Inc. bank term loan FRN Ser. C,
5.109s, 2014	170,723	159,200

Cenveo, Inc. bank term loan FRN Ser. DD,
5.109s, 2014	5,689	5,305

Citadel Communications bank term loan FRN
Ser. B, 2.953s, 2014	315,000	163,275

Dex Media West, LLC/Dex Media Finance Co.
bank term loan FRN Ser. B, 7s, 2014	221,843	182,466

GateHouse Media, Inc. bank term loan FRN
Ser. B, 2.65s, 2014	160,000	37,267

GateHouse Media, Inc. bank term loan FRN
Ser. B, 2.31s, 2014	440,598	102,623

GateHouse Media, Inc. bank term loan FRN
Ser. DD, 2.65s, 2014	164,402	38,292

Golden Nugget, Inc. bank term loan FRN
Ser. B, 2.31s, 2014	73,182	48,849

Golden Nugget, Inc. bank term loan FRN
Ser. DD, 2.475s, 2014	41,661	27,809

Goodman Global Holdings, Inc. bank term loan
FRN Ser. B, 6 1/2s, 2011	860,990	820,093

Harrah’s Operating Co., Inc. bank term loan
FRN Ser. B2, 4.092s, 2015	102,401	74,753

Isle of Capri Casinos, Inc. bank term loan
FRN 2.97s, 2014	177,861	160,164

Isle of Capri Casinos, Inc. bank term loan
FRN Ser. A, 2.97s, 2014	55,344	49,837

Isle of Capri Casinos, Inc. bank term loan
FRN Ser. B, 2.069s, 2014	71,144	64,066

Lear Corp. bank term loan FRN 3.168s, 2013	470,298	327,053

Michaels Stores, Inc. bank term loan FRN
Ser. B, 2.676s, 2013	88,926	70,375

National Bedding Co. bank term loan FRN
2.38s, 2011	50,356	42,970

Navistar Financial Corp. bank term loan FRN
4.271s, 2012	165,867	142,749

SENIOR LOANS (5.3%)* [c] cont.	Principal amount	Value

Consumer cyclicals cont.
Navistar International Corp. bank term loan
FRN 3.569s, 2012	$456,133	$392,560

R.H. Donnelley, Inc. bank term loan FRN
6 3/4s, 2011	385,681	301,216

R.H. Donnelley, Inc. bank term loan FRN
Ser. D1, 6 3/4s, 2011	204,416	159,572

Reader’s Digest Association, Inc. (The) bank
term loan FRN Ser. B, 2.643s, 2014	293,250	124,631

Realogy Corp. bank term loan FRN 0.166s, 2013	123,714	89,074

Realogy Corp. bank term loan FRN Ser. B,
4.177s, 2013	459,512	330,849

Six Flags Theme Parks bank term loan FRN
3.366s, 2015	556,574	521,986

Travelport bank term loan FRN 3.47s, 2013	20,686	16,161

Travelport bank term loan FRN Ser. B,
3.146s, 2013	158,282	123,658

Travelport bank term loan FRN Ser. DD,
2.819s, 2013	24,542	19,189

Tribune Co. bank term loan FRN Ser. B,
5 1/4s, 2014 (In default) †	696,187	234,673

TRW Automotive, Inc. bank term loan FRN
Ser. B, 1 7/8s, 2014	329,300	289,235

United Components, Inc. bank term loan FRN
Ser. D, 3.21s, 2012	316,667	270,750

Universal City Development Partners, Ltd.
bank term loan FRN Ser. B, 6s, 2011	462,727	451,159

Univision Communications, Inc. bank term
loan FRN Ser. B, 2.569s, 2014	367,000	272,760

Visteon Corp. bank term loan FRN Ser. B,
4 1/4s, 2013	450,000	184,500

Yankee Candle Co., Inc. bank term loan FRN
3.207s, 2014	65,352	58,164

		7,514,094
Consumer staples (0.4%)
Dole Food Co., Inc. bank term loan FRN
Ser. B, 7.965s, 2013	39,345	39,344

Dole Food Co., Inc. bank term loan FRN
Ser. C, 7.974s, 2013	146,602	146,601

Dole Food Co., Inc. bank term loan FRN
1.139s, 2013	22,449	22,449

Jarden Corp. bank term loan FRN Ser. B1,
2.97s, 2012	162,258	153,536

Jarden Corp. bank term loan FRN Ser. B2,
2.97s, 2012	81,137	76,776

Pinnacle Foods Holding Corp. bank term loan
FRN Ser. B, 3.066s, 2014	708,136	628,766

Rite-Aid Corp. bank term loan FRN Ser. B,
2.07s, 2014	79,000	62,861

RSC Equipment Rental, Inc. bank term loan
FRN 4.482s, 2013	219,000	167,535

Spectrum Brands, Inc. bank term loan FRN
2.803s, 2013 (In default) †	21,751	19,286

Spectrum Brands, Inc. bank term loan FRN
Ser. B1, 7.019s, 2013 (In default) †	386,700	342,874

		1,660,028
Energy (0.2%)
EPCO Holding, Inc. bank term loan FRN
Ser. A, 1.314s, 2012	185,000	157,250

Hercules Offshore, Inc. bank term loan FRN
Ser. B, 2.96s, 2013	222,799	193,835

MEG Energy Corp. bank term loan FRN 3.22s,
2013 (Canada)	72,563	64,943

16 Putnam VT Diversified Income Fund

SENIOR LOANS (5.3%)* [c] cont.	Principal amount	Value

Energy cont.
MEG Energy Corp. bank term loan FRN Ser. DD,
3.22s, 2013 (Canada)	$73,969	$66,017

Petroleum Geo-Services ASA bank term loan
FRN 2.97s, 2015 (Norway)	104,867	96,215

Targa Resources, Inc. bank term loan FRN
2.33s, 2012	251,387	240,075

Targa Resources, Inc. bank term loan FRN
1.095s, 2012	146,177	139,599

		957,934
Financials (—%)
Hub International, Ltd. bank term loan FRN
Ser. B, 3.72s, 2014	104,085	90,901

Hub International, Ltd. bank term loan FRN
Ser. DD, 3.72s, 2014	23,395	20,432

		111,333
Health care (0.5%)
Community Health Systems, Inc. bank term
loan FRN Ser. B, 2.898s, 2014	385,947	346,738

Community Health Systems, Inc. bank term
loan FRN Ser. DD, 2.569s, 2014	19,863	17,845

Health Management Associates, Inc. bank term
loan FRN 2.97s, 2014	912,647	802,131

IASIS Healthcare Corp. bank term loan FRN
Ser. DD, 2.319s, 2014	74,986	68,518

IASIS Healthcare, LLC/IASIS Capital Corp.
bank term loan FRN 7.62s, 2014	20,198	18,456

IASIS Healthcare, LLC/IASIS Capital Corp.
bank term loan FRN 6.289s, 2014	299,289	230,452

IASIS Healthcare, LLC/IASIS Capital Corp.
bank term loan FRN Ser. B, 2.319s, 2014	216,687	197,998

LifePoint, Inc. bank term loan FRN Ser. B,
2.295s, 2012	155,192	147,016

Select Medical Corp. bank term loan FRN
Ser. B, 2.721s, 2012	15,000	14,088

Sun Healthcare Group, Inc. bank term loan
FRN 2.1s, 2014	19,507	17,117

Sun Healthcare Group, Inc. bank term loan
FRN Ser. B, 3.175s, 2014	97,047	85,159

		1,945,518
Technology (0.3%)
Compucom Systems, Inc. bank term loan FRN
3.82s, 2014	100,094	90,085

First Data Corp. bank term loan FRN Ser. B1,
3.065s, 2014	267,528	199,977

First Data Corp. bank term loan FRN Ser. B3,
3.065s, 2014	285,625	213,416

Flextronics International, Ltd. bank term
loan FRN Ser. B, 3.381s, 2014 (Singapore)	141,454	116,194

Flextronics International, Ltd. bank term
loan FRN Ser. B, 3.037s, 2014 (Singapore)	492,259	404,356

Freescale Semiconductor, Inc. bank term loan
FRN 12 1/2s, 2014	79,642	69,488

		1,093,516
Utilities and power (0.3%)
Dynegy Holdings, Inc. bank term loan FRN
1.82s, 2013	143,000	127,905

Energy Future Holdings Corp. bank term loan
FRN Ser. B2, 3.821s, 2014	202,544	144,389

Energy Future Holdings Corp. bank term loan
FRN Ser. B3, 3.821s, 2014	162,548	115,836

NRG Energy, Inc. bank term loan FRN 2.72s,
2014	223,293	209,642

SENIOR LOANS (5.3%)* [c] cont.	Principal amount		Value

Utilities and power cont.
NRG Energy, Inc. bank term loan FRN 1.12s,
2014		$119,790	$112,466

Reliant Energy, Inc. bank term loan FRN
0.3s, 2014		335,000	296,116

			1,006,354
Total senior loans (cost $25,086,936)			$20,921,625

PURCHASED OPTIONS OUTSTANDING (2.4%)*
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
5.355% versus the three month
USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	$15,663,000	$109,262

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 5.355% versus the three month
USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	15,663,000	1,981,691

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to pay a fixed rate
of 5.03% versus the three month
USD-LIBOR-BBA maturing
February 16, 2020.	Feb-10/5.03	25,080,000	472,256

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to pay a fixed rate of
5.355% versus the three month
USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	15,663,000	122,328

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed rate
of 4.23% versus the three month
USD-LIBOR-BBA maturing
June 9, 2020.	Jun-10/4.23	20,596,000	1,108,065

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed rate
of 4.235% versus the three month
USD-LIBOR-BBA maturing
June 11, 2020.	Jun-10/4.235	20,596,000	1,112,184

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed rate
of 5.03% versus the three month
USD-LIBOR-BBA maturing
February 16, 2020.	Feb-10/5.03	25,080,000	2,549,131

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed rate
of 5.355% versus the three month
USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	15,663,000	2,011,286

Total purchased options outstanding (cost $5,985,775)			$9,466,203

Putnam VT Diversified Income Fund 17

CONVERTIBLE BONDS AND NOTES (0.2%)*		Principal amount		Value

General Cable Corp. cv. company
guaranty sr. unsec. notes 1s, 2012			$510,000	$400,350
General Growth Properties, Inc.
144A cv. sr. notes 3.98s,
2027 (In default) † R			455,000	154,700

Steel Dynamics, Inc. cv. sr. notes
5 1/8s, 2014			235,000	257,031

Total convertible bonds and notes (cost $1,109,483)				$812,081

PREFERRED STOCKS (—%)*			Shares	Value

Preferred Blocker, Inc. 144A 7.00% cum. pfd.			163	$70,100

Total preferred stocks (cost $54,831)				$70,100

COMMON STOCKS (—%)*			Shares	Value

AboveNet, Inc. †			265	$21,460

Bohai Bay Litigation, LLC (Units) F			842	39,161

Vertis Holdings, Inc. F †			8,044	8

Total common stocks (cost $11,843)				$60,629

WARRANTS (—%)* †	Expiration date	Strike price	Warrants	Value

AboveNet, Inc.	9/8/10	$24.00	102	$5,865

New ASAT (Finance), Ltd.
(Cayman Islands) F	2/1/11	0.01	2,860	1

Smurfit Kappa Group
PLC 144A (Ireland)	10/1/13	EUR 0.001	422	11,834

Vertis Holdings, Inc. F	10/18/15	$0.01	535	1

Total warrants (cost $16,054)				$17,701

CONVERTIBLE PREFERRED STOCKS (—%)*			Shares	Value

Emmis Communications Corp. Ser. A, $3.125
cum. cv. pfd. (acquired various dates from
12/2/04 to 12/22/04, cost $91,169) ‡			1,987	$2,484

Lehman Brothers Holdings, Inc. Ser. P,
7.25% cv. pfd. (In default) †			627	784

Total convertible preferred stocks (cost $682,165)				$3,268

SHORT-TERM INVESTMENTS (21.5%)*		Principal amount/shares		Value

Putnam Money Market Liquidity Fund e			69,310,523	$69,310,523

SSgA Prime Money Market Fund i			6,960,000	6,960,000

U.S. Treasury Cash Management Bills for
effective yields ranging from 0.45% to 0.46%,
April 1, 2010 i #			$3,793,000	3,779,447

U.S. Treasury Bills for effective yields ranging
from 0.45% to 0.48%, November 19, 2009 #			200,000	199,512

U.S. Treasury Bills for an effective yied of
zero %, November 19, 2009 i			4,475,000	4,470,524

Total short-term investments (cost $84,720,313)				$84,720,006

Total investments (cost $547,212,782)				$520,772,012

Key to holding’s currency abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
USD/$	United States Dollar
ZAR	South African Rand
Key to other fixed-income security abbreviations
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
TBA	To Be Announced Commitments

* Percentages indicated are based on net assets of $394,944,566.

† Non-income-producing security.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest income at this rate.

‡ Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at June 30, 2009 was $2,484, or less than 0.1% of net assets.

‡‡Income may be received in cash or additional securities at the discretion of the issuer.

# These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at June 30, 2009.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at June 30, 2009. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

e See Note 6 to the financial statements regarding investments in Putnam Money Market Liquidity Fund.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for SFAS 157 disclosures based on the securities valuation inputs.

i Securities purchased with cash or received, that were pledged to the fund for collateral on certain derivative contracts (Note 1).

R Real Estate Investment Trust.

At June 30, 2009, liquid assets totaling $235,724,920 have been designated as collateral for open forward commitments, swap contracts, and futures contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The rates shown on FRB and FRN are the current interest rates at June 30, 2009.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at June 30, 2009.

18 Putnam VT Diversified Income Fund

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at June 30, 2009 (as a percentage of Portfolio Value):
United States	89.0%	Canada	0.7%

Russia	2.1	Venezuela	0.5

Japan	1.6	Mexico	0.5

Sweden	0.9	Other	3.0

Brazil	0.9	Total	100.0%

Argentina	0.8

FORWARD CURRENCY CONTRACTS TO BUY
at 6/30/09 (aggregate				Unrealized
face value $68,460,385)		Aggregrate	Delivery	appreciation/
(Unaudited)	Value	face value	date	(depreciation)

Australian Dollar	$19,924,546	$19,898,246	7/15/09	$26,300

British Pound	1,155,571	1,150,828	7/15/09	4,743

Canadian Dollar	509,173	541,958	7/15/09	(32,785)

Danish Krone	333,791	339,953	7/15/09	(6,162)

Euro	16,564,299	16,649,293	7/15/09	(84,994)

Japanese Yen	12,056,217	12,117,392	7/15/09	(61,175)

Malaysian Ringgit	100,608	101,037	7/15/09	(429)

Mexican Peso	115,952	114,517	7/15/09	1,435

Norwegian Krone	10,865,363	11,202,721	7/15/09	(337,358)

Polish Zloty	3,636,313	3,598,437	7/15/09	37,876

South African Rand	1,057,857	1,006,949	7/15/09	50,908

Swedish Krona	1,694,760	1,739,054	7/15/09	(44,294)

Total				$(445,935)

FORWARD CURRENCY CONTRACTS TO SELL
at 6/30/09 (aggregate				Unrealized
face value $55,671,513)		Aggregrate	Delivery	appreciation/
(Unaudited)	Value	face value	date	(depreciation)

Australian Dollar	$608,304	$609,955	7/15/09	$1,651

Brazilian Real	845,801	848,567	7/15/09	2,766

British Pound	9,380,669	9,273,863	7/15/09	(106,806)

Canadian Dollar	7,444,563	7,908,165	7/15/09	463,602

Czech Koruna	1,863,154	1,816,769	7/15/09	(46,385)

Euro	4,620,928	4,628,883	7/15/09	7,955

Japanese Yen	720,147	713,546	7/15/09	(6,601)

Norwegian Krone	1,818,564	1,889,949	7/15/09	71,385

Polish Zloty	1,896,246	1,877,040	7/15/09	(19,206)

South African Rand	1,021,236	973,137	7/15/09	(48,099)

Swedish Krona	9,900,065	10,139,710	7/15/09	239,645

Swiss Franc	14,649,395	14,856,735	7/15/09	207,340

Turkish Lira	135,534	135,194	7/15/09	(340)

Total				$766,907

FUTURES CONTRACTS				Unrealized
OUTSTANDING at	Number of		Expiration	appreciation/
6/30/09 (Unaudited)	contracts	Value	date	(depreciation)

Australian Government
Treasury Bond 10 yr (Long)	2	$1,144,206	Sep-09	$1,204

Canadian Government Bond
10 yr (Short)	1	104,391	Sep-09	1,426

Euro-Bobl 5 yr (Short)	1	162,092	Sep-09	(1,036)

Euro-Bund 10 yr (Long)	183	31,109,327	Sep-09	451,419

Euro-Dollar 90 day (Short)	364	90,390,300	Sep-09	(1,620,654)

Euro-Dollar 90 day (Short)	489	121,143,638	Dec-09	(2,826,256)

Euro-Dollar 90 day (Short)	16	3,953,000	Mar-10	(100,169)

Euro-Euribor Interest Rate
90 day (Long)	56	19,211,774	Dec-10	26,507

Euro-Euribor Interest Rate
90 day (Long)	68	23,413,315	Sep-10	69,583

Euro-Euribor Interest Rate
90 day (Short)	56	19,423,076	Dec-09	(115,458)

Euro-Euribor Interest Rate
90 day (Short)	68	23,617,386	Sep-09	(135,838)

Euro-Schatz 2 yr (Short)	76	11,513,362	Sep-09	(58,760)

Japanese Government Bond
10 yr (Short)	3	4,300,394	Sep-09	2,581

Japanese Government Bond
10 yr Mini (Long)	22	3,155,906	Sep-09	56,313

Sterling Interest Rate 90 day (Long)	11	2,203,860	Sep-10	(10,825)

Sterling Interest Rate 90 day (Short)	11	2,238,038	Sep-09	(6,676)

U.K. Gilt 10 yr (Short)	89	17,299,062	Sep-09	(179,667)

U.S. Treasury Bond 20 yr (Long)	377	44,621,484	Sep-09	480,791

U.S. Treasury Note 2 yr (Short)	262	56,649,313	Sep-09	103,311

U.S. Treasury Note 5 yr (Short)	140	16,060,625	Sep-09	160,787

U.S. Treasury Note 10 yr (Long)	412	47,901,438	Sep-09	355,664

Total				$(3,345,753)

WRITTEN OPTIONS
OUTSTANDING at 6/30/09		Expiration
(premiums received $7,601,496)	Contract	date/
(Unaudited)	amount	strike price	Value

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to pay a fixed rate of 4.40%
versus the three month USD-LIBOR-BBA
maturing November 9, 2019.	$47,455,000	Nov-09/4.40	$3,026,680

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to pay a fixed rate of 4.82%
versus the three month USD-LIBOR-BBA
maturing September 12, 2018.	3,985,000	Sep-13/4.82	180,560

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to pay a fixed rate of 5.51%
versus the three month USD-LIBOR-BBA
maturing May 14, 2022.	19,678,500	May-12/5.51	2,208,518

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of
4.40% versus the three month
USD-LIBOR-BBA maturing
November 9, 2019.	47,455,000	Nov-09/4.40	1,083,397

Putnam VT Diversified Income Fund 19

WRITTEN OPTIONS
OUTSTANDING at 6/30/09		Expiration
(premiums received $7,601,496)	Contract	date/
(Unaudited) cont.	amount	strike price	Value

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of
4.82% versus the three month
USD-LIBOR-BBA maturing
September 12, 2018.	$3,985,000	Sep-13/4.82	$158,404

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of
5.23% versus the three month
USD-LIBOR-BBA maturing
June 9, 2020.	20,596,000	Jun-10/5.23	459,085

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of
5.235% versus the three month
USD-LIBOR-BBA maturing
June 11, 2020.	20,596,000	Jun-10/5.235	459,291

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of
5.51% versus the three month
USD-LIBOR-BBA maturing May 14, 2022.	19,678,500	May-12/5.51	917,215

Total			$8,493,150

TBA SALE COMMITMENTS OUTSTANDING at 6/30/09
(proceeds receivable
$41,041,094) (Unaudited)	Principal	Settlement
Agency	amount	date	Value

FNMA, 4 1/2s, July 1, 2039	$42,000,000	7/13/09	$41,895,000

Total			$41,895,000

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/09 (Unaudited)

			Upfront				Unrealized
Swap	Notional		premium	Termination	Payments made by	Payments received by	appreciation/
counterparty	amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$25,016,000		$—	5/23/10	3 month USD-LIBOR-BBA	3.155%	$578,535

	19,200,000		—	7/18/13	4.14688%	3 month USD-LIBOR-BBA	(1,428,519)

	180,330,000		—	9/10/10	3 month USD-LIBOR-BBA	3.22969%	6,477,281

	5,053,000		—	9/18/38	4.36125%	3 month USD-LIBOR-BBA	(236,413)

	13,317,000		(56,115)	10/8/38	3 month USD-LIBOR-BBA	4.30%	359,036

	14,167,000		12,879	10/20/10	3 month USD-LIBOR-BBA	3.00%	415,971

	470,841,000		—	12/22/10	3 month USD-LIBOR-BBA	1.515%	2,418,504

	36,123,000		—	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(2,879,930)

	20,192,000		—	5/19/10	3.2925%	3 month USD-LIBOR-BBA	(491,172)

	22,126,000		—	7/22/10	3 month USD-LIBOR-BBA	3.5375%	903,268

	7,819,000		—	5/8/28	4.95%	3 month USD-LIBOR-BBA	(943,181)

Barclays Bank PLC
	28,712,000		—	12/9/10	3 month USD-LIBOR-BBA	2.005%	370,349

	32,163,000		—	12/9/20	3 month USD-LIBOR-BBA	2.91875%	(2,798,273)

	4,000,000		—	5/28/19	3 month USD-LIBOR-BBA	3.632%	(25,790)

Citibank, N.A.
JPY	812,000,000		—	9/11/16	1.8675%	6 month JPY-LIBOR-BBA	(462,500)

GBP	19,370,000	E	—	6/9/11	6 month GBP-LIBOR-BBA	3.0575%	35,392

GBP	19,370,000		—	6/9/10	1.7075%	6 month GBP-LIBOR-BBA	(44,517)

GBP	19,410,000	E	—	6/10/11	6 month GBP-LIBOR-BBA	3.09%	44,092

EUR	4,242,000	E	—	6/12/24	6 month EUR-EURIBOR-REUTERS	5.1275%	18,642

EUR	4,848,000	E	—	6/20/24	6 month EUR-EURIBOR-REUTERS	5.135%	15,545

MXN	31,880,000		—	7/18/13	1 month MXN-TIIE-BANXICO	9.175%	189,771

MXN	9,565,000		—	7/22/13	1 month MXN-TIIE-BANXICO	9.21%	58,002

	$82,885,000		—	9/17/13	3 month USD-LIBOR-BBA	3.4975%	3,450,085

	4,884,000		—	9/18/38	4.45155%	3 month USD-LIBOR-BBA	(305,225)

	258,788,000		—	9/18/10	3 month USD-LIBOR-BBA	2.92486%	8,091,509

	45,571,000		—	2/24/16	2.77%	3 month USD-LIBOR-BBA	1,192,106

	31,910,000		—	3/27/14	3 month USD-LIBOR-BBA	2.335%	(590,860)

20 Putnam VT Diversified Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/09 (Unaudited) cont.

			Upfront				Unrealized
Swap	Notional		premium	Termination	Payments made by	Payments received by	appreciation/
counterparty	amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Citibank, N.A. cont.
MXN	22,700,000		$—	3/28/13	1 month MXN-TIIE-BANXICO	6.9425%	$1,041

	$8,599,000		—	4/6/39	3.295%	3 month USD-LIBOR-BBA	1,244,408

	14,024,000		—	5/11/39	3.8425%	3 month USD-LIBOR-BBA	724,450

Citibank, N.A., London
JPY	960,000,000		—	2/10/16	6 month JPY-LIBOR-BBA	1.755%	480,924

Credit Suisse International
	$9,974,900		—	9/16/10	3.143%	3 month USD-LIBOR-BBA	(344,103)

	106,351,000		—	9/18/10	3 month USD-LIBOR-BBA	2.91916%	3,316,092

	13,912,000		—	9/23/10	3 month USD-LIBOR-BBA	3.32%	513,934

	7,865,000		—	10/9/10	3 month USD-LIBOR-BBA	2.81%	204,337

	9,000,000		—	12/5/20	3 month USD-LIBOR-BBA	3.01%	(702,325)

	3,540,000		(37,837)	12/10/38	2.69%	3 month USD-LIBOR-BBA	852,367

	86,630,000		570,412	12/10/28	3 month USD-LIBOR-BBA	2.81%	(14,498,011)

	23,865,000		—	6/30/38	2.71%	3 month USD-LIBOR-BBA	5,885,856

	16,946,000		—	1/13/14	2.095%	3 month USD-LIBOR-BBA	408,240

	19,560,000		—	2/5/14	2.475%	3 month USD-LIBOR-BBA	157,293

	6,834,000		—	2/5/29	3 month USD-LIBOR-BBA	3.35%	(619,727)

SEK	72,920,000		—	4/7/14	2.735%	3 month SEK-STIBOR-SIDE	(20,275)

EUR	20,540,000		—	7/4/15	3.93163%	6 month EUR-EURIBOR-Telerate	(2,039,020)

	$4,430,000		—	4/28/39	3.50375%	3 month USD-LIBOR-BBA	486,658

SEK	72,920,000		—	5/4/14	3 month SEK-STIBOR-SIDE	2.625%	(47,503)

EUR	6,850,000		—	5/4/14	2.685%	6 month EUR-EURIBOR-REUTERS	52,125

EUR	13,480,000		—	5/8/14	2.705%	6 month EUR-EURIBOR-REUTERS	86,236

	$4,000,000		—	5/28/19	3 month USD-LIBOR-BBA	3.592%	(39,417)

	4,000,000		—	5/28/19	3 month USD-LIBOR-BBA	3.632%	(25,790)

SEK	91,590,000	E	—	6/8/11	2.11%	3 month SEK-STIBOR-SIDE	(6,896)

SEK	91,590,000	E	—	6/8/12	3 month SEK-STIBOR-SIDE	3.275%	(3,146)

	$14,359,000		—	6/5/39	4.29417%	3 month USD-LIBOR-BBA	(364,738)

SEK	30,530,000	E	—	6/8/11	2.22%	3 month SEK-STIBOR-SIDE	(6,540)

SEK	30,530,000	E	—	6/8/12	3 month SEK-STIBOR-SIDE	3.37%	2,503

	$11,000,000		—	6/23/19	3 month USD-LIBOR-BBA	4.054%	295,294

Deutsche Bank AG
	41,713,000		—	4/21/14	2.51%	3 month USD-LIBOR-BBA	651,248

	209,623,000		—	5/12/11	1.43%	3 month USD-LIBOR-BBA	(23,961)

	4,000,000		—	5/28/19	3 month USD-LIBOR-BBA	3.592%	(39,417)

	9,000,000		—	6/9/19	3 month USD-LIBOR-BBA	4.195%	362,224

EUR	19,370,000	E	—	6/11/11	6 month EUR-EURIBOR-REUTERS	2.45%	71,252

EUR	19,370,000		—	6/11/10	1.617%	6 month EUR-EURIBOR-REUTERS	(63,734)

EUR	19,420,000	E	—	6/14/11	6 month EUR-EURIBOR-REUTERS	2.47%	74,435

	$9,065,000		—	9/23/38	4.75%	3 month USD-LIBOR-BBA	(1,032,364)

	109,887,000		—	10/24/10	3 month USD-LIBOR-BBA	2.604%	2,465,834

	77,621,000		—	11/25/13	3 month USD-LIBOR-BBA	2.95409%	745,999

ZAR	8,620,000		—	7/6/11	3 month ZAR-JIBAR-SAFEX	9.16%	27,386

	$47,098,000		—	11/28/13	3 month USD-LIBOR-BBA	2.8725%	278,173

	58,876,000		—	12/5/13	2.590625%	3 month USD-LIBOR-BBA	400,884

	10,767,000		—	12/9/13	3 month USD-LIBOR-BBA	2.5225%	(108,801)

	58,989,000		—	12/15/18	3 month USD-LIBOR-BBA	2.80776%	(4,270,912)

	14,639,000		—	12/16/28	3 month USD-LIBOR-BBA	2.845%	(2,482,551)

	230,738,000		—	12/19/10	3 month USD-LIBOR-BBA	1.53429%	1,275,542

	5,000,000		—	12/22/13	2.008%	3 month USD-LIBOR-BBA	166,801

	11,715,000		—	12/24/13	2.165%	3 month USD-LIBOR-BBA	313,817

	33,851,000		—	12/30/13	2.15633%	3 month USD-LIBOR-BBA	935,868

	14,324,000		—	1/28/29	3 month USD-LIBOR-BBA	3.1785%	(1,637,492)

	215,194,000		—	2/3/14	2.44%	3 month USD-LIBOR-BBA	2,033,142

	92,386,000		—	2/3/24	3 month USD-LIBOR-BBA	3.27%	(6,683,733)

Putnam VT Diversified Income Fund 21

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/09 (Unaudited) cont.

			Upfront				Unrealized
Swap	Notional		premium	Termination	Payments made by	Payments received by	appreciation/
counterparty	amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG cont.
	$21,575,000		$—	2/5/29	3 month USD-LIBOR-BBA	3.324%	$(2,035,782)

	56,273,000		—	2/5/14	2.44661%	3 month USD-LIBOR-BBA	528,780

	51,085,000		—	2/6/14	2.5529%	3 month USD-LIBOR-BBA	225,476

	20,125,000		—	2/6/29	3 month USD-LIBOR-BBA	3.42575%	(1,611,572)

	36,000,000		—	2/6/14	2.5675%	3 month USD-LIBOR-BBA	133,738

	16,000,000		—	2/9/14	2.525%	3 month USD-LIBOR-BBA	94,639

	16,000,000		—	2/10/14	2.55%	3 month USD-LIBOR-BBA	76,755

	35,330,000		—	2/10/14	2.5825%	3 month USD-LIBOR-BBA	114,819

	11,249,000		—	2/10/29	3 month USD-LIBOR-BBA	3.4725%	(829,097)

	22,010,000		—	2/25/14	2.4675%	3 month USD-LIBOR-BBA	208,325

	152,000,000		—	3/4/14	2.54%	3 month USD-LIBOR-BBA	1,013,793

	183,000,000		—	3/4/19	3 month USD-LIBOR-BBA	3.20087%	(6,123,520)

	58,000,000		—	3/4/39	3.37174%	3 month USD-LIBOR-BBA	7,292,139

	1,000,000		—	3/10/16	3 month USD-LIBOR-BBA	2.845%	(22,857)

	1,000,000		—	3/11/16	3 month USD-LIBOR-BBA	2.892%	(19,953)

	1,000,000		—	3/11/16	3 month USD-LIBOR-BBA	2.938%	(17,012)

	202,562,000		—	3/20/11	3 month USD-LIBOR-BBA	1.43%	1,085,683

	33,800,000		—	3/23/11	3 month USD-LIBOR-BBA	1.45%	188,646

	187,000,000		—	3/30/14	2.36%	3 month USD-LIBOR-BBA	3,319,445

	86,000,000		—	3/30/21	3 month USD-LIBOR-BBA	3.125%	(5,530,427)

	6,440,000	E	—	4/17/39	3.66904%	3 month USD-LIBOR-BBA	513,590

EUR	14,245,000	E	—	4/23/24	6 month EUR-EURIBOR-REUTERS	4.926%	(54,400)

Goldman Sachs International
JPY	549,700,000		—	6/10/16	1.953%	6 month JPY-LIBOR-BBA	(331,659)

	$6,392,000		6,989	10/24/13	3 month USD-LIBOR-BBA	3.50%	232,098

	32,787,000		202,948	11/18/18	4.10%	3 month USD-LIBOR-BBA	(958,137)

AUD	16,900,000	E	—	2/14/12	3 month AUD-BBR-BBSW	4.39%	(184,826)

GBP	18,920,000		—	4/7/11	2.2%	6 month GBP-LIBOR-BBA	(37,942)

GBP	18,930,000		—	4/7/14	6 month GBP-LIBOR-BBA	3.26%	(431,262)

JPMorgan Chase Bank, N.A.
	$3,098,000		—	3/7/18	4.45%	3 month USD-LIBOR-BBA	(231,552)

	12,762,000		—	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(2,020,808)

	26,583,000		—	3/20/13	3 month USD-LIBOR-BBA	3.145%	839,791

	56,404,000		—	3/26/10	3 month USD-LIBOR-BBA	2.33375%	999,172

	21,924,000		—	4/8/13	3 month USD-LIBOR-BBA	3.58406%	960,308

	41,694,000		—	5/23/10	3 month USD-LIBOR-BBA	3.16%	966,924

	20,604,000		—	5/22/19	3 month USD-LIBOR-BBA	3.3225%	(668,939)

	4,000,000		—	5/28/19	3 month USD-LIBOR-BBA	3.592%	(39,417)

	13,812,000		—	5/28/11	3 month USD-LIBOR-BBA	1.3375%	(28,326)

	14,973,000	E	—	6/9/20	4.73%	3 month USD-LIBOR-BBA	(699,239)

	8,000,000		—	6/9/19	3 month USD-LIBOR-BBA	4.207%	330,195

	47,461,000		—	6/9/11	3 month USD-LIBOR-BBA	1.7675%	281,615

	79,783,000		—	6/10/11	3 month USD-LIBOR-BBA	1.81%	531,887

	6,137,000		—	7/16/10	3 month USD-LIBOR-BBA	3.384%	237,143

	2,660,000		—	7/17/18	4.52%	3 month USD-LIBOR-BBA	(222,873)

	17,719,000		—	7/22/10	3 month USD-LIBOR-BBA	3.565%	730,648

	47,526,000		—	7/28/10	3 month USD-LIBOR-BBA	3.5141%	1,919,492

CAD	19,210,000		—	6/9/12	6 month CAD-BA-CDOR	1.95%	58,014

CAD	6,140,000		—	6/9/14	2.725%	6 month CAD-BA-CDOR	(41,954)

	$14,973,000	E	—	6/11/20	4.735%	3 month USD-LIBOR-BBA	(702,533)

CAD	30,650,000	E	—	6/9/10	0.57%	1 month CAD-BA-CDOR	(36,159)

EUR	9,780,000	E	—	6/17/24	6 month EUR-EURIBOR-REUTERS	5.195%	70,578

	$24,891,000		—	6/16/19	4.09%	3 month USD-LIBOR-BBA	(761,515)

EUR	29,050,000		—	6/19/11	6 month EUR-EURIBOR-REUTERS	1.93%	82,680

	$10,898,000		—	6/19/19	3 month USD-LIBOR-BBA	3.8725%	129,005

22 Putnam VT Diversified Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/09 (Unaudited) cont.

			Upfront				Unrealized
Swap	Notional		premium	Termination	Payments made by	Payments received by	appreciation/
counterparty	amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
AUD	7,160,000	F	$—	6/26/19	6 month AUD-BBR-BBSW	6.05%	$49,632

CAD	7,160,000		—	6/25/19	3.626%	6 month CAD-BA-CDOR	(55,703)

JPY	3,090,500,000		—	9/18/15	6 month JPY-LIBOR-BBA	1.19%	348,614

JPY	7,230,000		—	9/18/38	2.17%	6 month JPY-LIBOR-BBA	(2,392)

	$17,170,000		—	9/23/38	4.70763%	3 month USD-LIBOR-BBA	(1,828,764)

	3,663,000		—	10/22/10	3 month USD-LIBOR-BBA	2.78%	92,008

	12,764,000		—	10/23/13	3 month USD-LIBOR-BBA	3.535%	469,956

EUR	23,610,000		—	11/4/18	6 month EUR-EURIBOR-REUTERS	4.318%	2,803,251

	$83,000,000		—	11/24/10	3 month USD-LIBOR-BBA	2.0075%	1,109,750

EUR	12,180,000		—	12/11/13	6 month EUR-EURIBOR-REUTERS	3.536%	872,590

EUR	17,400,000		—	12/16/10	6 month EUR-EURIBOR-REUTERS	2.994%	849,223

PLN	10,480,000		—	1/26/11	6 month PLN-WIBOR-WIBO	4.177%	(52,827)

JPY	3,880,000,000		—	6/6/13	1.83%	6 month JPY-LIBOR-BBA	(1,638,909)

	$9,040,000		—	1/27/24	3.1%	3 month USD-LIBOR-BBA	829,694

AUD	13,520,000	E	—	1/27/12	3 month AUD-BBR-BBSW	4.21%	(150,156)

	$4,520,000		—	2/3/24	3 month USD-LIBOR-BBA	3.2825%	(320,397)

	186,477,000		—	2/6/11	1.6966%	3 month USD-LIBOR-BBA	(2,166,354)

	19,809,000		—	2/6/29	3 month USD-LIBOR-BBA	3.4546%	(1,505,522)

	45,033,000		—	3/3/11	3 month USD-LIBOR-BBA	1.68283%	500,334

EUR	20,330,000		—	3/4/14	1 month EUR-EURIBOR-REUTERS	2.74%	(9,655)

	$8,122,000		—	3/6/39	3.48%	3 month USD-LIBOR-BBA	867,474

CAD	8,690,000		—	3/16/11	0.98%	3 month CAD-BA-CDOR	(11,202)

CAD	1,910,000		—	3/16/19	3 month CAD-BA-CDOR	2.7%	(100,065)

CAD	8,950,000		—	3/17/13	1.56%	3 month CAD-BA-CDOR	155,620

	$9,080,000		—	3/19/13	3 month USD-LIBOR-BBA	2.28%	(15,557)

	2,920,000		—	3/19/24	3.37%	3 month USD-LIBOR-BBA	186,603

CAD	2,850,000		—	3/17/24	3 month CAD-BA-CDOR	3.46%	(186,978)

	$57,000,000		—	3/20/19	3.20875%	3 month USD-LIBOR-BBA	1,949,392

	131,000,000		—	3/24/11	3 month USD-LIBOR-BBA	1.4625%	757,444

	3,900,000		—	4/1/24	3 month USD-LIBOR-BBA	3.17%	(356,410)

	85,070,000		—	4/3/11	3 month USD-LIBOR-BBA	1.365%	28,682

	17,340,000		—	4/3/13	1.963%	3 month USD-LIBOR-BBA	316,994

	84,290,000		—	4/3/14	2.203%	3 month USD-LIBOR-BBA	2,399,264

	109,260,000		—	4/3/10	3 month USD-LIBOR-BBA	1.168%	325,114

	52,620,000		—	4/9/11	3 month USD-LIBOR-BBA	1.5025%	146,410

EUR	14,870,000	E	—	4/17/24	6 month EUR-EURIBOR-REUTERS	4.95%	(40,920)

	$6,440,000	E	—	4/17/39	3.7%	3 month USD-LIBOR-BBA	495,816

GBP	9,610,000		—	4/20/14	6 month GBP-LIBOR-BBA	3.17875%	(291,371)

AUD	19,588,000	E	—	4/22/11	3 month AUD-BBR-BBSW	4.05%	(71,357)

AUD	19,588,000	F	—	4/22/10	3%	3 month AUD-BBR-BBSW	64,633

	$12,880,000	E	—	5/1/39	3 month USD-LIBOR-BBA	3.84125%	(827,669)

EUR	29,115,000	E	—	5/6/24	4.76248%	6 month EUR-EURIBOR-REUTERS	315,574

	$11,000,000		—	5/11/19	3 month USD-LIBOR-BBA	3.4%	(279,757)

Merrill Lynch Capital Services, Inc.
JPY	549,700,000		—	6/10/16	1.99625%	6 month JPY-LIBOR-BBA	(348,405)

Merrill Lynch Derivative Products AG
JPY	274,800,000		—	6/11/17	2.05625%	6 month JPY-LIBOR-BBA	(188,375)

UBS, AG
	$376,980,000		—	10/29/10	2.75%	3 month USD-LIBOR-BBA	(9,248,092)

	63,145,000		—	10/29/20	3 month USD-LIBOR-BBA	4.18142%	2,303,357

	60,426,000		2,075,103	11/10/38	4.45%	3 month USD-LIBOR-BBA	(1,197,924)

	152,697,000		3,879,061	11/10/18	4.45%	3 month USD-LIBOR-BBA	(5,981,480)

Putnam VT Diversified Income Fund 23

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/09 (Unaudited) cont.

		Upfront				Unrealized
Swap	Notional	premium	Termination	Payments made by	Payments received by	appreciation/
counterparty	amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

UBS, AG cont.
	$4,747,000	$62,452	11/24/38	3.3%	3 month USD-LIBOR-BBA	$751,588

	1,294,000	(409)	11/24/10	3 month USD-LIBOR-BBA	2.05%	17,710

	151,660,000	—	11/24/10	3 month USD-LIBOR-BBA	2.05%	2,123,514

Total						$(2,356,768)

E See Note 1 to the financial statements regarding extended effective dates.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for SFAS 157 disclosures based on securities valuation inputs.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/09 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap	Notional	Termination	received (paid) by	received by	appreciation/
counterparty	amount	date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
EUR	5,454,000	3/27/14	1.785%	Eurostat Eurozone HICP	$(22,972)
				excluding tobacco

Goldman Sachs International
EUR	9,090,000	4/30/13	2.375%	French Consumer Price Index	382,360
				excluding tobacco

EUR	9,090,000	4/30/13	(2.41%)	Eurostat Eurozone HICP	(433,155)
				excluding tobacco

EUR	9,090,000	5/6/13	2.34%	French Consumer Price Index	364,493
				excluding tobacco

EUR	9,090,000	5/6/13	(2.385%)	Eurostat Eurozone HICP	(421,030)
				excluding tobacco

EUR	7,150,000	4/23/14	1.67%	Eurostat Eurozone HICP	(147,367)
				excluding tobacco

EUR	5,454,000	4/14/14	1.835%	Eurostat Eurozone HICP	(53,372)
				excluding tobacco

	$21,620,000	5/18/10	(0.25%)	USA Non Revised Consumer	165,393
				Price Index- Urban (CPI-U)

Total					$(165,650)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/09 (Unaudited)

						Fixed payments	Unrealized
Swap counterparty /		Upfront premium	Notional		Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount		date	fund per annum	(depreciation)

Bank of America, N.A.
Clear Channel Communications, 5 3/4%, 1/15/13	Ca	$—	$330,000		9/20/09	635 bp	$(36,991)

Financial Security Assurance Holdings, Ltd,
6.4%, 12/15/66	Baa1	—	460,000		12/20/12	95 bp	(127,817)

Ford Motor Co., 7.45%, 7/16/31	—	—	340,000		3/20/12	(525 bp)	94,131

Ford Motor Credit Co., 7%, 10/1/13	Caa1	—	1,020,000		3/20/12	285 bp	(152,691)

Nalco Co., 7.75%, 11/15/11	Ba2	—	65,000		9/20/12	350 bp	(2,593)

Barclays Bank PLC
DJ ABX HE PEN AAA Series 6 Version 1 Index	AAA	215,636	1,358,951		7/25/45	18 bp	(8,550)

DJ ABX HE PEN AAA Series 6 Version 1 Index	AAA	170,599	1,019,076		7/25/45	18 bp	2,482

DJ ABX HE PEN AAA Series 6 Version 1 Index	AAA	178,864	970,875		7/25/45	18 bp	18,698

DJ ABX HE PEN AAA Series 6 Version 1 Index	AAA	180,509	975,805		7/25/45	18 bp	19,530

DJ ABX HE PEN AAA Series 7 Version 1 Index	A–	756,757	1,284,000	F	8/25/37	9 bp	(137,144)

DJ CDX NA IG Series 12 Version 1 Index	—	(353,710)	9,379,000		6/20/14	(100 bp)	(220,809)

Citibank, N.A.
DJ ABX HE AAA Index	AA	681,158	3,423,913		5/25/46	11 bp	(696,905)

DJ ABX HE AAA Index	BB+	496,335	1,711,500		1/25/38	76 bp	(776,840)

DJ ABX HE PEN AAA Index	AA	592,402	3,983,583		5/25/46	11 bp	(1,010,918)

DJ ABX HE PEN AAA Series 6 Version 1 Index	AA	140,868	688,953		5/25/46	11 bp	(136,423)

DJ ABX HE PEN AAA Series 6 Version 1 Index	AAA	139,690	786,012		7/25/45	18 bp	10,022

24 Putnam VT Diversified Income Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/09 (Unaudited) cont.
							Fixed payments	Unrealized
Swap counterparty /		Upfront premium		Notional		Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**		amount		date	fund per annum	(depreciation)

Citibank, N.A. cont.
DJ ABX HE PEN AAA Series 6 Version 2 Index	AA	$557,816		$3,159,508		5/25/46	11 bp	$(713,828)

Lighthouse International Co., SA, 8%, 4/30/14	B3	—	EUR	400,000		3/20/13	815 bp	(170,157)

Republic of Argentina, 8.28%, 12/31/33	—	—		$245,000		9/20/13	(1,170 bp)	44,523

Republic of Argentina, 8.28%, 12/31/33	—	—		245,000		9/20/13	(945 bp)	60,008

Credit Suisse First Boston International
Ukraine (Government of), 7.65%, 6/11/13	B2	—		795,000		10/20/11	194 bp	(235,026)

Credit Suisse International
DJ ABX HE AAA Series 7 Version 2 Index	BB+	27,195		49,000		1/25/38	76 bp	(9,065)

DJ ABX HE PEN AAA Series 6 Version 1 Index	AAA	779,004		4,349,903		7/25/45	18 bp	61,400

DJ ABX HE PEN AAA Series 6 Version 2 Index	AA	1,718,678		3,909,350		5/25/46	11 bp	145,237

DJ ABX HE PEN AAA Series 7 Version 1 Index	A–	965,437		1,626,000		8/25/37	9 bp	(164,632)

DJ CDX NA HY Series 10	B1	142,044		1,352,800		6/20/13	500 bp	(10,430)

DJ CDX NA HY Series 10	B1	870,921		8,196,900		6/20/13	500 bp	(52,952)

DJ CMB NA CMBX AAA Index	AAA	7,989		48,000	F	12/13/49	8 bp	(3,948)

DJ CMBX NA AAA Series 4 Version 1 Index	AAA	1,133,317		2,743,500	F	2/17/51	35 bp	399,042

Deutsche Bank AG
DJ ABX HE PEN AAA Index	AA	589,696		3,983,583		5/25/46	11 bp	(1,013,623)

DJ ABX HE PEN AAA Series 6 Version 1 Index	AAA	96,580		507,210		7/25/45	18 bp	12,906

DJ ABX HE PEN AAA Series 6 Version 2 Index	AA	559,166		1,543,889		5/25/46	11 bp	(62,221)

DJ CDX NA HY Series 11 Version 1 Index	B2	2,269,277		9,656,500		12/20/13	500 bp	862,808

DJ iTraxx Europe Series 8 Version 1	—	(45,122)	EUR	470,400		12/20/12	(375 bp)	56,648

DJ iTraxx Europe Series 9 Version 1	—	132,886	EUR	1,945,300		6/20/13	(650 bp)	323,491

Federal Republic of Brazil, 12 1/4%, 3/6/30	Ba1	—		$700,000		10/20/17	105 bp	(42,896)

General Electric Capital Corp., 6%, 6/15/12	Aa2	—		280,000		9/20/13	109 bp	(30,780)

India Government Bond, 5 7/8%, 1/2/10	Ba2	—		3,410,000	F	1/11/10	170 bp	101,857

Korea Monetary STAB Bond, 5.15%, 2/12/10	A2	—		1,240,000		2/19/10	115 bp	394

Korea Monetary STAB Bond, 5.45%, 1/23/10	A	—		480,000		2/1/10	101 bp	316

Nalco Co., 7.75%, 11/15/11	Ba2	—		60,000		12/20/12	363 bp	(2,455)

Republic of Argentina, 8.28%, 12/31/33	—	—		187,500		4/20/13	(565 bp)	63,585

Republic of Argentina, 8.28%, 12/31/33	—	—		490,000		8/20/12	(380 bp)	169,118

Republic of Argentina, 8.28%, 12/31/33	—	—		1,755,000		3/20/13	(551 bp)	586,916

Republic of Indonesia, 6.75%, 2014	BB–	—		435,000		9/20/16	292 bp	(6,242)

Russian Federation, 7 1/2%, 3/31/30	—	—		187,500		4/20/13	(112 bp)	13,491

Smurfit Kappa Funding, 7 3/4%, 4/1/15	B2	—	EUR	405,000		9/20/13	715 bp	(40,756)

United Mexican States, 7.5%, 4/8/33	Baa1	—		$1,095,000		3/20/14	56 bp	(67,110)

Virgin Media Finance PLC, 8 3/4%, 4/15/14	B2	—	EUR	375,000		9/20/13	477 bp	(22,727)

Virgin Media Finance PLC, 8 3/4%, 4/15/14	B2	—	EUR	375,000		9/20/13	535 bp	(7,900)

Goldman Sachs International
DJ ABX HE AAA Index	BB+	146,418		$623,000		1/25/38	76 bp	(317,651)

DJ ABX HE PEN AAA Series 6 Version 2 Index	AA	751,826		1,811,629		5/25/46	11 bp	22,656

DJ CDX NA CMBX AAA Index	AAA	40,233		1,100,000		3/15/49	7 bp	(166,006)

DJ CDX NA HY Series 11 Version 1 Index	—	(625,948)		3,230,700		12/20/13	(500 bp)	(155,397)

DJ CDX NA IG Series 12 Version 1 Index	—	(1,258,040)		28,941,000		6/20/14	(100 bp)	(847,946)

DJ CDX NA IG Series 12 Version 1 Index	—	(100,770)		2,293,000		6/20/14	(100 bp)	(68,278)

Lighthouse International Co, SA, 8%, 4/30/14	B3	—	EUR	350,000		3/20/13	680 bp	(164,537)

Smurfit Kappa Funding, 7 3/4%, 4/1/15	B2	—	EUR	375,000		9/20/13	720 bp	(28,934)

JPMorgan Chase Bank, N.A.
Claire’s Stores, 9 5/8%, 6/1/15	Caa1	—		$50,000		6/20/12	230 bp	(20,434)

DJ ABX HE PEN AAA Series 6 Version 1 Index	AAA	119,283		637,025		7/25/45	18 bp	14,193

DJ ABX HE PEN AAA Series 6 Version 2 Index	AA	155,185		738,998		5/25/46	11 bp	(142,248)

DJ ABX HE PEN AAA Series 6 Version 2 Index	AA	562,059		1,529,709		5/25/46	11 bp	(53,620)

DJ CDX NA EM Series 10 Index	Ba2	28,017		485,000		12/20/13	335 bp	4,808

DJ iTraxx Europe Crossover Series 8 Version 1	—	(130,946)	EUR	980,000		12/20/12	(375 bp)	81,048

Freeport-McMoRan Copper & Gold, Inc., bank term loan	—	—		$883,300		3/20/12	(85 bp)	8,248

Putnam VT Diversified Income Fund 25

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/09 (Unaudited) cont.
					Fixed payments	Unrealized
Swap counterparty /		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
Republic of Argentina, 8.28%, 12/31/33	B–	$ —	$520,000	6/20/14	235 bp	$(254,879)

Republic of Hungary, 4 3/4%, 2/3/15	—	—	495,000	4/20/13	(171.5 bp)	28,720

Russian Federation, 7 1/2%, 3/31/30	Baa1	—	590,000	5/20/17	60 bp	(100,772)

Russian Federation, 7 1/2%, 3/31/30	Baa1	—	95,000	9/20/13	276 bp	(1,175)

Russian Federation, 7.5%, 3/31/30	Baa1	—	825,000	8/20/12	65 bp	(59,321)

Sanmina-Sci Corp., 8 1/8%, 3/1/16	B3	—	170,000	6/20/13	595 bp	(46,538)

Merrill Lynch Capital Services, Inc.
Bombardier, Inc, 6 3/4%, 5/1/12	—	—	900,000	6/20/12	(150 bp)	116,797

D.R. Horton Inc., 7 7/8%, 8/15/11	—	—	615,000	9/20/11	(426 bp)	(17,199)

Pulte Homes Inc., 5.25%, 1/15/14	—	—	575,000	9/20/11	(482 bp)	(29,472)

Merrill Lynch International
Kinder Morgan, Inc., 6 1/2%, 9/1/12	—	—	1,182,000	9/20/12	(128 bp)	(1,773)

Morgan Stanley Capital Services, Inc.
Bombardier, Inc, 6 3/4%, 5/1/12	—	—	450,000	6/20/12	(114 bp)	63,517

DJ ABX CMBX BBB Index	—	40	55,165	10/12/52	(134 bp)	46,738

DJ CMB NA CMBX AAA Index	AAA	210,259	1,937,500	2/17/51	35 bp	(308,316)

Dominican Republic, 8 5/8%, 4/20/27	—	—	850,000	11/20/11	(170 bp)	116,465

Freeport-McMoRan Copper & Gold, Inc., T/L Bank Loan	Ba2	—	884,900	3/20/12	44 bp	(28,801)

Nalco Co., 7.75%, 11/15/11	Ba2	—	65,000	9/20/12	330 bp	(2,968)

Nalco Co., 7.75%, 11/15/11	Ba2	—	95,000	3/20/13	460 bp	(1,344)

Republic of Venezuela, 9 1/4%, 9/15/27	B2	—	680,000	10/12/12	339 bp	(173,713)

UBS, AG
Meritage Homes Corp., 7%, 5/1/14	—	—	90,000	9/20/13	(760 bp)	(3,423)

Total						$(5,409,381)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2009. Securities rated by Fitch are indicated by “/F.”

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for SFAS 157 disclosures based on securities valuation inputs.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of June 30, 2009:

26 Putnam VT Diversified Income Fund

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$—	$31,968,472	$809,126

Common stocks:

Communication
services	21,460	—	—

Consumer cyclicals	—	—	8

Energy	—	—	39,161

Total common stocks	21,460	—	39,169

Convertible bonds
and notes	—	812,081	—

Convertible preferred
stocks	—	3,268	—

Corporate bonds and
notes	—	64,019,137	1,201

Foreign government
bonds and notes	—	32,490,900	—

Mortgage-backed
securities	—	163,550,339	114,851

Preferred stocks	—	70,100	—

Purchased options
outstanding	—	9,466,203	—

Senior loans	—	20,921,625	—

U.S. Government and
Agency Mortgage
Obligations	—	104,308,585	—

U.S. Treasury Obligations	—	7,437,788	—

Warrants	5,865	11,834	2

Short-term investments	76,270,523	8,449,483	—

Totals by level	$76,297,848	$443,509,815	$964,349

	Level 1	Level 2	Level 3

Other financial
instruments:	$(3,345,753)	$(57,998,977)	$—

The following is a reconciliation of Level 3 assets as of June 30, 2009:

				Change in net
	Balance as of	Accrued		unrealized		Net transfers
	December 31,	discounts/	Realized	appreciation/	Net purchases/	in and/or out	Balance as of
Investments in securities:	2008	premiums	gain/(loss)	(depreciation)	sales	of Level 3	June 30, 2009

Asset-backed securities	$916,293	$—	$(15,428)	$(277,489)	$(18,050)	$203,800	$809,126

Common stocks:

Consumer cyclicals	8	—	—	—	—	—	8

Energy	39,161	—	—	—	—	—	39,161

Total Common stocks	$39,169	$—	$—	$—	$—	$—	$39,169

Corporate bonds and notes	$13,587	3,844	1,059	(3,274)	(1,654)	(12,361)	$1,201

Mortgage-backed securities	$—	—	—	—	—	114,851	$114,851

Senior loans	$549,450	—	(896,215)	614,065	(267,300)	—	$—

Warrants	$722	—	(16,842)	16,122	—	—	$2

Total:	$1,519,221	$3,844	$(927,426)	$349,424	$(287,004)	$306,290	$964,349

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts.

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 27

Statement of assets and liabilities
6/30/09 (Unaudited)

Assets

Investment in securities, at value (Note 1):

Unaffiliated issuers (identified cost $477,902,259)	$451,461,489

Affiliated issuers (identified cost $69,310,523) (Note 6)	69,310,523

Cash	1,030,974

Dividends, interest and other receivables	4,150,559

Receivable for shares of the fund sold	199,997

Receivable for investments sold	97,451,534

Receivable for sales of delayed delivery securities (Notes 1 and 7)	48,046,733

Unrealized appreciation on swap contracts (Note 1)	97,890,109

Unrealized appreciation on forward currency contracts (Note 1)	1,203,404

Premiums paid on swap contracts (Note 1)	2,608,897

Foreign tax reclaim	4,744

Total assets	773,358,963

Liabilities

Payable to custodian (Note 2)	1,040,492

Payable for variation margin (Note 1)	13,695

Payable for investments purchased	100,972,618

Payable for purchases of delayed delivery securities (Notes 1 and 7)	75,653,549

Payable for shares of the fund repurchased	63,752

Payable for compensation of Manager (Note 2)	526,099

Payable for investor servicing fees (Note 2)	8,974

Payable for custodian fees (Note 2)	46,015

Payable for Trustee compensation and expenses (Note 2)	94,174

Payable for administrative services (Note 2)	1,743

Payable for distribution fees (Note 2)	49,561

Unrealized depreciation on forward currency contracts (Note 1)	882,432

Payable for receivable purchase agreement (Note 2)	167,141

Written options outstanding, at value (premiums received
$7,601,496) (Notes 1 and 3)	8,493,150

Premiums received on swap contracts (Note 1)	22,225,988

Unrealized depreciation on swap contracts (Note 1)	105,821,908

TBA sale commitments, at value (proceeds receivable
$41,041,094) (Note 1)	41,895,000

Collateral on certain derivative contracts, at value (Note 1)	20,221,703

Interest payable	88,911

Other accrued expenses	147,492

Total liabilities	378,414,397

Net assets	$394,944,566

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$556,081,978

Undistributed net investment income (Note 1)	25,802,464

Accumulated net realized loss on investments and foreign
currency transactions (Note 1)	(148,097,459)

Net unrealized depreciation of investments and assets and
liabilities in foreign currencies	(38,842,417)

Total — Representing net assets applicable
to capital shares outstanding	$394,944,566

Computation of net asset value Class IA

Net assets	$142,060,203

Number of shares outstanding	21,862,163

Net asset value, offering price and redemption price
per share (net assets divided by number of shares outstanding)	$6.50

Computation of net asset value Class IB

Net assets	$252,884,363

Number of shares outstanding	38,995,762

Net asset value, offering price and redemption price
per share (net assets divided by number of shares outstanding)	$6.48

Statement of operations
Six months ended 6/30/09 (Unaudited)

Investment income

Interest (net of foreign tax of $6,830) (including interest
income of $43,325 from investments in affiliated issuers) (Note 6)	$14,102,886

Dividends	4,472

Total investment income	14,107,358

Expenses

Compensation of Manager (Note 2)	1,161,117

Investor servicing fees (Note 2)	49,182

Custodian fees (Note 2)	41,573

Trustee compensation and expenses (Note 2)	20,120

Administrative services (Note 2)	15,311

Distribution fees — Class IB (Note 2)	253,464

Interest expense	88,911

Other	165,344

Fees waived and reimbursed by Manager (Note 2)	(220,383)

Total expenses	1,574,639

Expense reduction (Note 2)	(1,015)

Net expenses	1,573,624

Net investment income	12,533,734

Net realized loss on investments (Notes 1 and 3)	(5,496,569)

Net realized loss on swap contracts (Note 1)	(9,443,622)

Net realized loss on futures contracts (Note 1)	(2,930,807)

Net realized loss on foreign currency transactions (Note 1)	(914,223)

Net realized gain on written options (Notes 1 and 3)	195,117

Net unrealized appreciation of assets and liabilities in
foreign currencies during the period	587,231

Net unrealized appreciation of investments, futures
contracts, swap contracts, written options, and TBA sale
commitments during the period	80,027,443

Net gain on investments	62,024,570

Net increase in net assets resulting from operations	$74,558,304

The accompanying notes are an integral part of these financial statements.

28 Putnam VT Diversified Income Fund

Statement of changes in net assets

	Putnam VT
	Diversified Income Fund

	Six months ended	Year ended
	6/30/09*	12/31/08

Increase (decrease) in net assets

Operations:

Net investment income	$12,533,734	$24,228,365

Net realized loss on investments and
foreign currency transactions	(18,590,104)	(25,168,410)

Net unrealized appreciation (depreciation)
of investments and assets and liabilities in
foreign currencies	80,614,674	(136,624,523)

Net increase (decrease) in net assets
resulting from operations	74,558,304	(137,564,568)

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(10,441,397)	(13,071,030)

Class IB	(15,935,770)	(12,116,691)

Increase in capital from settlement
payments (Note 8)	—	13,092

Increase (decrease) from capital share
transactions (Note 4)	45,361,567	(9,647,811)

Total increase (decrease) in net assets	93,542,704	(172,387,008)

Net assets:

Beginning of period	301,401,862	473,788,870

End of period (including undistributed net
investment income of $25,802,464 and
$39,645,897, respectively)	$394,944,566	$301,401,862

* Unaudited

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 29

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)a,b	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Non - recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)c,d	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)b,c,e	Ratio of expenses to average net assets, excluding interest expense (%)b,c,e	Ratio of net investment income (loss) to average net assets (%)b	Portfolio turnover (%)

Putnam VT Diversified Income Fund (Class IA)

6/30/09†	$5.72	.23	1.06	1.29	(.51)	(.51)	—	$6.50	24.09*	$142,060	.40* i	.37*	3.81*	121.02* f

12/31/08	8.81	.47	(3.07)	(2.60)	(.49)	(.49)	— g,h	5.72	(31.07)	127,770.74		.74	6.19	198.09 f

12/31/07	8.89	.46	(.09)	.37	(.45)	(.45)	—	8.81	4.31	248,629.75		.75	5.25	78.65 f

12/31/06	8.86	.44	.11	.55	(.52)	(.52)	—	8.89	6.60	291,212.76		.76	5.12	87.14 f

12/31/05	9.27	.44	(.16)	.28	(.69)	(.69)	—	8.86	3.28	348,430.79		.79	4.96	115.07 f

12/31/04	9.32	.51	.33	.84	(.89)	(.89)	—	9.27	9.58	409,381.80		.80	5.68	79.07

Putnam VT Diversified Income Fund (Class IB)

6/30/09†	$5.68	.22	1.07	1.29	(.49)	(.49)	—	$6.48	24.28*	$252,884	.52* i	.49*	3.70*	121.02* f

12/31/08	8.70	.43	(2.98)	(2.55)	(.47)	(.47)	— g,h	5.68	(30.82)	173,632.99		.99	5.71	198.09 f

12/31/07	8.78	.43	(.08)	.35	(.43)	(.43)	—	8.70	4.13	225,160	1.00	1.00	5.02	78.65 f

12/31/06	8.76	.42	.10	.52	(.50)	(.50)	—	8.78	6.29	188,602	1.01	1.01	4.86	87.14 f

12/31/05	9.17	.41	(.15)	.26	(.67)	(.67)	—	8.76	3.05	160,295	1.04	1.04	4.70	115.07 f

12/31/04	9.24	.48	.32	.80	(.87)	(.87)	—	9.17	9.20	149,586	1.05	1.05	5.41	79.07

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to June 30, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of average net assets

6/30/09	0.07%

12/31/08	0.13

12/31/07	0.08

12/31/06	0.09

12/31/05	0.03

12/31/04	0.03

c The charges and expenses at the insurance company separate account level are not reflected.

d Total return assumes dividend reinvestment.

e Includes amounts paid through expense offset arrangements (Note 2).

f Portfolio turnover excludes dollar roll transactions.

g Amount represents less than $0.01 per share.

h Reflects a non-recurring reimbursal from Putnam Management related to restitution payments in connection with a distribution plan approved by the Securities and Exchange Commission (the “SEC”) which amounted to less than $0.01 of the fund’s weighted average number of shares outstanding for the year ended December 31, 2008 (Note 8).

i Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to 0.03% of average net assets as of June 30, 2009 (Note 2).

The accompanying notes are an integral part of these financial statements.

30 Putnam VT Diversified Income Fund

Notes to financial statements 6/30/09 (Unaudited)

Note 1: Significant accounting policies

Putnam VT Diversified Income Fund (the “fund”), is a diversified series of Putnam Variable Trust (the “Trust”), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund seeks as high a level of current income as Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, believes is consistent with preservation of capital by allocating its investments across all sectors of the global bond markets and across the credit spectrum. The fund may invest in higher yielding, lower rated bonds that have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Subsequent events after the balance sheet date through the date that the financial statements were issued, August 7, 2009, have been evaluated in the preparation of the financial statements.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the “SEC”), the fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are recorded as income in the Statement of operations.

E) Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

F) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities.

Putnam VT Diversified Income Fund 31

Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding contracts at period end are indicative of the volume of activity during the period.

H) Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding contracts at period end are indicative of the volume of activity during the period.

I) Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding contracts at period end are indicative of the volume of activity during the period.

J) Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding contracts at period end are indicative of the volume of activity during the period.

K) Credit default contracts The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from

32 Putnam VT Diversified Income Fund

counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. Outstanding contracts at period end are indicative of the volume of activity during the period.

L) Master agreements The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio; collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At June 30, 2009, the fund had net unrealized losses of $30,610,765 on derivative contracts subject to the Master Agreements.

M) TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

N) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

O) Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

P) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (“FIN 48”). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service and state departments of revenue.

At December 31, 2008, the fund had a capital loss carryover of $125,238,281 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover	Expiration

$35,797,191	12/31/09

39,497,485	12/31/10

888,100	12/31/13

10,290,691	12/31/15

38,764,814	12/31/16

The aggregate identified cost on a tax basis is $556,375,673, resulting in gross unrealized appreciation and depreciation of $23,006,921 and $58,610,582, respectively, or net unrealized depreciation of $35,603,661.

Q) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

R) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

S) Beneficial interest At June 30, 2009, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 86.8% of the fund is owned by accounts of one group of insurance companies.

Putnam VT Diversified Income Fund 33

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

Putnam Management has agreed to waive fees and reimburse expenses of the fund through July 31, 2009 to the extent necessary to ensure that the fund’s expenses do not exceed the simple average of the expenses for the fund’s Lipper peer group of funds underlying variable insurance products that have the same investment classification or objective as the fund. The expense reimbursement is based on a comparison of the fund’s expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the fund’s last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage/service arrangements that may reduce fund expenses. For the period ended June 30, 2009, Putnam Management waived $220,383 of its management fee from the fund.

Putnam Management has contractually agreed, from August 1, 2009 through July 31, 2010, to limit the management fee for the fund to 0.562% based on the fund’s average net assets. Putnam Management has also contractually agreed from August 1, 2009 through July 31, 2010, to limit the fund’s expenses (not including brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan) to an annual rate of 0.20% of the fund’s average net assets.

Putnam Investments Limited (“PIL”), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into an Agreement with another registered investment company (the “Seller”) managed by Putnam Management. Under the Agreement, the Seller sold to the fund the right to receive, in the aggregate, $648,551 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in exchange for an initial payment plus (or minus) additional amounts based on the fund’s ultimate realized gain (or loss) with respect to the Receivable. The Receivable will be offset against the fund’s net payable to LBSF and is included in the Statement of assets and liabilities in Payable for investments purchased. Future payments under the Agreement are valued at fair value following procedures approved by the Trustees and are included in the Statement of assets and liabilities. All remaining payments under the Agreement will be recorded as realized gain or loss. The fund’s net payable to LBSF was calculated in accordance with the fund’s master contract with LBSF. The fund has accrued interest on the net payable, which is included in the Statement of operations in Interest expense. Putnam Management currently is in discussions with LBSF regarding resolution of amounts payable to LBSF. Amounts recorded are estimates and final payments may differ from these estimates.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street Bank and Trust Company (“State Street”). Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provided investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.03% of the fund’s average net assets. The amounts incurred for investor servicing agent functions provided by affiliates of Putnam Management during the six months ended June 30, 2009 are included in Investor servicing fees in the Statement of operations.

Under the custodian contract between the fund and State Street, the custodian bank has a lien on the securities of the fund to the extent permitted by the fund’s investment restrictions to cover any advances made by the custodian bank for the settlement of securities purchased by the fund. At June 30, 2009, the payable to the custodian bank represents the amount due for cash advanced for the settlement of securities purchased.

The fund has entered into expense offset arrangements with Putnam Fiduciary Trust Company (“PFTC”), an affiliate of Putnam Management, and State Street whereby PFTC’s and State Street’s fees are reduced by credits allowed on cash balances. For the six months ended June 30, 2009, the fund’s expenses were reduced by $1,015 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $421, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings and industry seminars and for certain compliance-related matters. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the “Pension Plan”) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the “Plan”) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

Note 3: Purchases and sales of securities

During the six months ended June 30, 2009, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $415,260,267 and $353,627,892, respectively. There were no purchases or sales of U.S. government securities.

Written option transactions during the period ended June 30, 2009 are summarized as follows:

	Contract	Premiums
	amounts	received

Written options outstanding at beginning of period	$142,237,000	$6,087,691

Options opened	74,602,000	2,960,179

Options exercised	—	—

Options expired	—	—

Options closed	(33,410,000)	(1,446,374)

Written options outstanding at end of period	$183,429,000	$7,601,496

34 Putnam VT Diversified Income Fund

Note 4: Capital shares

At June 30, 2009, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/09		Year ended 12/31/08		Six months ended 6/30/09		Year ended 12/31/08

Fund name and share class	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Putnam VT Diversified Income Fund

Shares sold	251,420	$1,522,924	147,290	$1,187,308	6,873,835	$40,876,652	8,316,704	$61,352,339

Shares issued in connection with
reinvestment of distributions	1,901,894	10,441,397	1,640,029	13,071,030	2,913,303	15,935,770	1,535,702	12,116,691

Subtotal	2,153,314	11,964,321	1,787,319	14,258,338	9,787,138	56,812,422	9,852,406	73,469,030

Shares repurchased	(2,638,525)	(15,517,138)	(7,675,231)	(57,921,053)	(1,360,013)	(7,898,038)	(5,163,478)	(39,454,126)

Net increase (decrease)	(485,211)	$(3,552,817)	(5,887,912)	$(43,662,715)	8,427,125	$48,914,384	4,688,928	$34,014,904

Note 5: Summary of derivative activity

The following is a summary of the market values of derivative instruments as of June 30, 2009:

Market values of derivative instruments as of June 30, 2009

	Asset derivatives 6/30/09		Liability derivatives 6/30/09

Derivatives not accounted for as hedging instruments under	Statement of assets and		Statement of assets and
Statement 133	liabilities location	Market value	liabilities location	Market value

	Investments, Receivables,		Payables, Net assets —
	Net assets — Unrealized		Unrealized appreciation/
Interest rate contracts	appreciation/(depreciation)	$105,516,105*	(depreciation)	$110,411,223*

Foreign exchange contracts	Receivables	1,203,404	Payables	882,432

Credit contracts	Receivables	3,549,793	Payables	8,959,174

Total		$110,269,302		$120,252,829

* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and unrealized gains or losses of derivative instruments on the Statement of operations for the six months ended June 30, 2009 (see Note 1):

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

			Forward currency
Derivatives not accounted for as hedging instruments under Statement 133	Options	Futures	contracts	Swaps	Total

Interest rate contracts	$212,637	$(2,930,807)	$—	$9,122,341	$6,404,171

Foreign exchange contracts	—	—	(894,982)	—	(894,982)

Credit contracts	—	—	—	(18,565,963)	(18,565,963)

Total	$212,637	$(2,930,807)	$(894,982)	$(9,443,622)	$(13,056,774)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

			Forward currency
Derivatives not accounted for as hedging instruments under Statement 133	Options	Futures	contracts	Swaps	Total

Interest rate contracts	$1,087,435	$1,694,397	$—	$16,001,526	$18,783,358

Foreign exchange contracts	—	—	449,353	—	449,353

Credit contracts	—	—	—	13,241,427	13,241,427

Total	$1,087,435	$1,694,397	$449,353	$29,242,953	$32,474,138

Note 6: Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $43,325 for the period ended June 30, 2009. During the period ended June 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $128,036,841 and $58,726,318, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition,

Putnam VT Diversified Income Fund 35

Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters. In August 2008, the fund received a payment from Putnam Management for $13,092 related to restitution payments in connection with a distribution plan approved by the SEC. This amount can be found in the Increase in capital from settlement payments line on the prior year Statement of changes in net assets.

Note 9: Market and credit risk

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

Note 10: Other

At their July 2009 meeting, the Board of Trustees approved a new management contract for the fund, which will be submitted to shareholders for approval at a meeting expected to be held in the fourth quarter of 2009. Under the proposed management contract, management fee breakpoints would be determined by reference to the assets of all of the open-end Putnam Funds, rather than only the assets of the fund.

36 Putnam VT Diversified Income Fund

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of the funds in Putnam Variable Trust and, as required by law, determines annually for each fund whether to approve the continuance of the management contract with Putnam Investment Management (“Putnam Management”), and with respect to certain funds in Putnam Variable Trust, the sub-management contract between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”), and the sub-advisory contract among Putnam Management, PIL and another affiliate, Putnam Advisory Company (“PAC”).

In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months ending in June 2009, the Contract Committee met several times to consider the information provided by Putnam Management and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. At the Trustees’ June 12, 2009 meeting, the Contract Committee recommended, and the Independent Trustees approved, the continuance of the funds’ management contract — and with respect to certain funds in Putnam Variable Trust, the sub-management and sub-advisory contracts — effective July 1, 2009. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not evaluated PIL and PAC as separate entities, except as otherwise indicated below, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such services, and

• That such fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees, were subject to the continued application of certain expense reductions and waivers pending other considerations noted below, and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for the funds in Putnam Variable Trust and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements in prior years.

Consideration of strategic pricing proposal

The Trustees considered that the Contract Committee had been engaged in a detailed review of Putnam Management’s strategic pricing proposal that was first presented to the Committee at its May 2009 meeting. The proposal included proposed changes to the basic structure of the management fees in place for all open-end funds (except the Putnam RetirementReady® Funds and Putnam Money Market Liquidity Fund), including implementation of a breakpoint structure based on the aggregate net assets of all such funds in lieu of the individual breakpoint structures in place for each fund, as well as implementation of performance fees for certain funds. In addition, the proposal recommended substituting separate expense limitations on investor servicing fees and on other expenses as a group in lieu of the total expense limitations in place for many funds.

While the Contract Committee noted the likelihood that the Trustees and Putnam Management would reach agreement on the strategic pricing matters in later months, the terms of the management contracts required that the Trustees approve the continuance of the contracts in order to prevent their expiration at June 30, 2009. The Contract Committee’s recommendations in June reflect its conclusion that the terms of the contractual arrangements for each fund continued to be appropriate for the upcoming term, absent any possible agreement with respect to the matters addressed in Putnam Management’s proposal.

The Trustees were mindful of the significant changes that had occurred at Putnam Management in the past two years, including a change of ownership, the installation of a new senior management team at Putnam Management, the substantial decline in assets under management resulting from extraordinary market forces as well as continued net redemptions in many funds, the introduction of new fund products representing novel investment strategies and the introduction of performance fees for certain new funds. The Trustees were also mindful that many other leading firms in the industry had also been experiencing significant challenges due to the changing financial and competitive environment. For these reasons, even though the Trustees believed that the current contractual arrangements in place between the funds and Putnam Management and its affiliates have served shareholders well and continued to be appropriate for the near term, the Trustees believed that it was an appropriate time to reconsider the current structure of the funds’ contractual arrangements with Putnam Management with a view to possible changes that might better serve the interests of shareholders in this new environment. The Trustees concluded their review of Putnam Management’s strategic pricing proposal in July 2009, and their considerations regarding the proposal are discussed below under the heading “Subsequent approval of strategic pricing proposal.” With the exception of the discussion under this heading, the following discussion generally addresses only the Trustees’ reasons for recommending the continuance of the current contractual arrangements as, at the time the Trustees determined to make this recommendation, the Trustees had not yet reached any conclusions with respect to the strategic pricing proposal.

Putnam VT Diversified Income Fund 37

Management fee schedules and categories; total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints, and the assignment of funds to particular fee categories. The general fee structure has been carefully developed over the years and re-examined on many occasions and adjusted where appropriate. In this regard, the Trustees noted that shareholders of all funds voted by overwhelming majorities in 2007 to approve new management contracts containing identical fee schedules.

In reviewing fees and expenses, the Trustees generally focused their attention on material changes in circumstances — for example, changes in a fund’s size or investment style, changes in Putnam Management’s operating costs, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of the funds in Putnam Variable Trust at that time but, as indicated above, based on their detailed review of the current fee structure, were prepared to consider possible changes to these arrangements that might better serve the interests of shareholders in the future. The Trustees focused on two areas of particular interest, as discussed further below:

• Competitiveness. The Trustees reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., your fund ranked in the following percentiles in management fees and total expenses (less any applicable 12b-1 fees and excluding charges and expenses at the insurance company separate account level) as of December 31, 2008 (the first percentile being the least expensive funds and the 100th percentile being the most expensive funds).

Total
	Actual	Expenses
	Management Fee	(percentile
	(percentile rank)	rank)

Putnam VT Diversified Income Fund	21st	50th

The Trustees noted that expense ratios for a number of Putnam funds, which show the percentage of fund assets used to pay for management and administrative services, distribution (12b-1) fees and other expenses, had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints. The Trustees expressed their intention to monitor the funds’ percentile rankings in management fees and in total expenses to ensure that fees and expenses of the funds continue to meet evolving competitive standards.

The Trustees noted that the expense ratio increases described above were being controlled by expense limitations initially implemented in January 2004. These expense limitations give effect to a commitment by Putnam Management that the expense ratio of each open-end fund would be no higher than the average expense ratio of the competitive funds included in the fund’s relevant Lipper universe (exclusive of any applicable 12b-1 charges in each case). The Trustees observed that this commitment to limit fund expenses has served shareholders well since its inception and, while the Contract Committee was reviewing proposed alternative expense limitation arrangements as noted above, the Trustees received a commitment from Putnam Management and its parent company to continue this program through at least June 30, 2010, or such earlier time as the Trustees and Putnam Management reach agreement on alternative arrangements.

In order to ensure that the expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees requested, and Putnam Management agreed, to extend for the twelve months beginning July 1, 2009, or until such earlier time as the Trustees and Putnam Management reach agreement on alternative expense limitation arrangements, an additional expense limitation for certain funds at an amount equal to the average expense ratio (exclusive of 12b-1 charges) of a custom peer group of competitive funds selected by Lipper to correspond to the size of the fund. This additional expense limitation will be applied to those open-end funds that had above-average expense ratios (exclusive of 12b-1 charges) based on the custom peer group data for the period ended December 31, 2007. This additional expense limitation was not applied to your fund because it had a below-average expense ratio relative to its custom peer group.

• Economies of scale. The funds in Putnam Variable Trust currently have the benefit of breakpoints in their management fees that provide shareholders with significant economies of scale, which means that the effective management fee rate of a fund (as a percentage of fund assets) declines as the fund grows in size and crosses specified asset thresholds. Conversely, as a fund shrinks in size — as has been the case for many Putnam funds in recent years — these breakpoints result in increasing fee levels. In recent years, the Trustees have examined the operation of the existing breakpoint structure during periods of both growth and decline in asset levels. The Trustees concluded that the fee schedules in effect for the funds in Putnam Variable Trust represented an appropriate sharing of economies of scale at that time but, as noted above, were in the process of reviewing a proposal to eliminate individual fund breakpoints for all of the open-end funds (except for the Putnam RetirementReady® Funds and Putnam Money Market Liquidity Fund) in favor of a breakpoint structure based on the aggregate net assets of all such funds.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services provided and profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability with respect to the funds’ management contracts, allocated on a fund-by-fund basis.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under Putnam Variable Trust’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the Investment Oversight Coordinating Committee of the Trustees and the Investment Oversight Committees of the Trustees, which had met on a regular monthly basis with the funds’ portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process —as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to

38 Putnam VT Diversified Income Fund

attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

The Trustees noted the disappointing investment performance of many of the funds for periods ended March 31, 2009. They discussed with senior management of Putnam Management the factors contributing to such underperformance and the actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has taken steps to strengthen its investment personnel and processes to address areas of underperformance, including Putnam Management’s continuing efforts to strengthen the equity research function, recent changes in portfolio managers including increased accountability of individual managers rather than teams, recent changes in Putnam Management’s approach to incentive compensation, including emphasis on top quartile performance over a rolling three-year period, and the recent arrival of a new chief investment officer. The Trustees also recognized the substantial improvement in performance of many funds since the implementation of those changes. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional changes to address areas of underperformance are warranted.

In the case of your fund, the Trustees considered that the fund’s class IA share cumulative total return performance at net asset value was in particular percentiles of its Lipper Inc. peer group for the one-year, three-year and five-year periods ended March 31, 2009. This information is shown in the following table. (Results do not reflect charges and expenses at the insurance company separate account level.) Where applicable, the table also shows the number of funds in the peer group for the respective periods; this number is indicated in parentheses following the percentile. Note that the first percentile denotes the best-performing funds and the 100th percentile denotes the worst-performing funds. Past performance is not a guarantee of future returns.

	One-year	Three-year	Five-year
	period	period	period
	percentile	percentile	percentile
	rank (# of	rank (# of	rank (# of
	funds in	funds in	funds in
IA Share as of 3/31/09	category)	category)	category)

Putnam VT Diversified Income Fund	99th (61)	99th (51)	96th (41)

Lipper VP (Underlying Funds) — General Bond Funds

The Trustees noted the disappointing performance for certain of the funds in Putnam Variable Trust, as well as certain circumstances that may have contributed to that performance and the actions taken by Putnam Management to address these funds’ performance, as detailed below. The Trustees also considered the four broad initiatives that Putnam Management has implemented to improve its investment approach, to reduce the likelihood of fourth quartile results, and to deliver on its long-term investment goals. Specifically, Putnam Management has:

1. Increased accountability and reduced complexity in the portfolio management process for the Putnam equity funds by replacing a team management structure with a decision-making process that vests full authority and responsibility with individual portfolio managers;

2. Clarified Putnam Management’s investment process by affirming a fundamental-driven approach to investing, with quantitative analysis providing additional input for investment decisions;

3. Strengthened Putnam Management’s large-cap equity research capability by adding multiple new investment personnel to the team and by bringing U.S. and international research under common leadership; and

4. Realigned compensation structure for portfolio managers and research analysts so that only those who achieve top-quartile returns over a rolling three-year basis are eligible for full bonuses.

The Trustees noted the disappointing performance for your fund for the one-year, three-year and five-year periods ended March 31, 2009. The Trustees considered Putnam Management’s belief that significant volatility and illiquidity in the taxable fixed-income markets contributed to the fund’s relative underperformance during these periods. In addition, the Trustees considered Putnam Management’s decision to implement initiative 4 described above. The Trustees also considered Putnam Management’s continued belief that the fund’s investment strategy and process are designed to produce attractive relative performance over longer periods, and noted improvements in the fund’s recent year-to-date performance as of March 31, 2009 as the markets began to show signs of stabilizing.

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to Trustee concerns about investment performance, the Trustees concluded that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with Putnam Variable Trust. These include benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that may be useful to Putnam Management in managing the assets of the fund and of other clients. The Trustees considered a change made, at Putnam Management’s request, to the Putnam funds’ brokerage allocation policy commencing in 2009, which increased the permitted soft dollar allocation to third-party services over what had been authorized in previous years. The Trustees noted that a portion of available soft dollars continue to be allocated to the payment of fund expenses, although the amount allocated for this purpose has declined in recent years. The Trustees indicated their continued intent to monitor regulatory developments in this area with the assistance of their Brokerage Committee and also indicated their continued intent to monitor the potential benefits associated with the allocation of fund brokerage and trends in industry practice to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam VT Diversified Income Fund 39

The Trustees’ annual review of Putnam Variable Trust’s management contract also included the review of its distributor’s contract and distribution plan with Putnam Retail Management Limited Partnership and the investor servicing agreement with Putnam Investor Services, Inc., each of which provides benefits to affiliates of Putnam Management.

Comparison of retail and institutional fee schedules

The information examined by the Trustees as part of their annual contract review has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, etc. This information included comparisons of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflect to a substantial degree historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across different asset classes are typically higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, but did not rely on such comparisons to any significant extent in concluding that the management fees paid by the funds in Putnam Variable Trust are reasonable.

Subsequent approval of strategic pricing proposal

As mentioned above, at a series of meetings beginning in May 2009 and ending on July 10, 2009, the Contract Committee and the Trustees engaged in a detailed review of Putnam Management’s strategic pricing proposal. Following this review, the Trustees of each fund, including all of the Independent Trustees, voted unanimously on July 10, 2009 to approve proposed management contracts reflecting the proposal, as modified based on discussions between the Independent Trustees and Putnam Management, for each fund. In considering the proposed contracts, the Independent Trustees focused largely on the specific proposed changes described below relating to management fees. They also took into account the factors that they considered in connection with their most recent annual approval on June 12, 2009 of the continuance of the funds’ current management contracts and the extensive materials that they had reviewed in connection with that approval process, as described above.

The proposed management contracts are subject to shareholder approval. The Trustees have called a shareholder meeting for each of the funds for November 19, 2009 and have recommended unanimously that shareholders approve the proposed contracts.

• Considerations relating to Fund Family fee rate calculations. The Independent Trustees considered that the proposed management contracts would change the manner in which fund shareholders share in potential economies of scale associated with the management of the funds. Under the current management contracts, shareholders of a fund benefit from increased fund size through reductions in the effective management fee paid to Putnam Management once the fund’s net assets exceed the first breakpoint in the fund’s fee schedule ($500 million for most funds). Conversely, in the case of funds with net assets above the level of the first breakpoint, the effective management fee increases as the fund’s average net assets decline below a breakpoint. These breakpoints are measured solely by the net assets of each individual fund and are not affected by possible growth (or decline) of net assets of other funds in the Fund Family. (“Fund Family” for purposes of this discussion refers to all open-end mutual funds sponsored by Putnam Management, except for the Putnam RetirementReady® Funds and Putnam Money Market Liquidity Fund.) Under the proposed management contracts, potential economies of scale would be shared ratably among shareholders of all funds, regardless of their size. The management fees paid by a fund (and indirectly by shareholders) would no longer be affected by the growth (or decline) of assets of the particular fund, but rather would be affected solely by the growth (or decline) of the aggregate net assets of all funds in the Fund Family, regardless of whether the net assets of the particular fund are growing or declining.

The table below shows the proposed effective management fee rate for your fund, based on June 30, 2009 net assets of the Fund Family ($52.3 billion). This table also shows the effective management fee rate payable by your fund under its current management contract, based on the net assets of the fund as of June 30, 2009. Finally, this table shows the difference in the effective management fees, based on net assets as of June 30, 2009, between the proposed management contract and the current contract.

	Proposed	Current
	Effective	Effective
	Contractual	Contractual
Name of Fund	Rate	Rate	Difference

Putnam VT Diversified Income Fund	0.562%	0.700%	(0.138%)

As shown in the foregoing table, based on June 30, 2009 net asset levels, the proposed management contract would provide for payment of a management fee rate that is lower for your fund than the management fee rate payable under the current management contract. For a small number of funds (although not your fund), the management fee rate would be slightly higher under the proposed contract at these asset levels, but by only immaterial amounts. In the aggregate, the financial impact on Putnam Management of implementing this proposed change for all funds at June 30, 2009 net asset levels is a reduction in annual management fee revenue of approximately $24.0 million. (Putnam Management has already incurred a significant portion of this revenue reduction through the waiver of a portion of its current management fees for certain funds pending shareholder consideration of the proposed management contracts. Putnam is not obliged to continue such waivers beyond July 31, 2010 in the event that the proposed contracts are not approved by shareholders.) The Independent Trustees carefully considered the implications of this proposed change under a variety of economic circumstances. They considered the fact that at current asset levels the management fees paid by the funds under the proposed contract would be lower for almost all funds, and would not be materially higher for any fund. They considered the possibility that under some circumstances, the current management contract could result in a lower fee for a particular fund than the proposed management contract. Such circumstances might occur, for example, if the aggregate net assets of the Fund Family remain largely unchanged and the net assets of an individual fund grew substantially, or if the net assets of an individual fund remain largely unchanged and the aggregate net assets of the Fund Family declined substantially.

40 Putnam VT Diversified Income Fund

The Independent Trustees noted that future changes in the net assets of individual funds are inherently unpredictable and that experience has shown that funds often grow in size and decline in size over time depending on market conditions and the changing popularity of particular investment styles and asset classes. They noted that, while the aggregate net assets of the Fund Family have changed substantially over time, basing a management fee on the aggregate level of assets of the Fund Family would likely reduce fluctuations in costs paid by individual funds and lead to greater stability and predictability of fund operating costs over time.

The Independent Trustees considered that the proposed management contract would likely be advantageous for newly organized funds that have yet to attract significant assets and for funds in specialty asset classes that are unlikely to grow to a significant size. In each case, such funds would participate in the benefits of scale made possible by the aggregate size of the Fund Family to an extent that would not be possible based solely on their individual size.

The Independent Trustees also considered that for funds that have achieved or are likely to achieve considerable scale on their own, the proposed management contract could result in sharing of economies which might lead to slightly higher costs under some circumstances, but they noted that any such increases are immaterial at current asset levels and that over time such funds are likely to realize offsetting benefits from their opportunity to participate, both through the exchange privilege and through the Fund Family breakpoint fee structure, in the improved growth prospects of a diversified Fund Family able to offer competitively priced products.

The Independent Trustees noted that the implementation of the proposed management contracts would result in a reduction in aggregate fee revenues for Putnam Management at current asset levels. They also noted that applying various projections of growth equally to the aggregate net assets of the Fund Family and to the net assets of individual funds also showed revenue reductions for Putnam Management. They recognized, however, the possibility that under some scenarios Putnam Management might realize greater future revenues, with respect to certain funds, under the proposed contracts than under the current contracts, but considered such circumstances to be both less likely and inherently unpredictable.

The Independent Trustees considered the extent to which Putnam Management may realize economies of scale in connection with the management of the funds. In this regard, they considered the possibility that such economies of scale as may exist in the management of mutual funds may be associated more closely with the size of the aggregate assets of the mutual fund complex than with the size of any individual fund. In this regard the Independent Trustees considered the financial information provided to them by Putnam Management over a period of many years regarding the allocation of costs involved in calculating the profitability of its mutual fund business as a whole and the profitability of individual funds. The Independent Trustees noted that the methodologies for such cost allocations had been reviewed on a number of occasions in the past by independent financial consultants engaged by the Independent Trustees. The Independent Trustees noted that these methodologies support Putnam Management’s assertion that many of its operating costs and any associated economies of scale are related more to the aggregate net assets under management in various sectors of its business than to the size of individual funds. They noted that on a number of occasions in the past the Independent Trustees had separately considered the possibility of calculating management fees in whole or in part based on aggregate net assets of the Putnam funds.

The Independent Trustees considered the fact that the proposed contracts would result in a sharing among the affected funds of economies of scale that for the most part are now enjoyed by the larger funds, without materially increasing the current costs of any of the larger funds. They concluded that this sharing of economies among funds was appropriate in light of the diverse investment opportunities available to shareholders of all funds through the existence of the exchange privilege. They also considered that the proposed change in management fee structure would allow Putnam Management to introduce new investment products at more attractive pricing levels than may be currently be the case.

After considering all of the foregoing, the Independent Trustees concluded that the proposed calculation of management fees based on the aggregate net assets of the Fund Family represented a fair and reasonable means of sharing possible economies of scale among the shareholders of all funds.

• Considerations relating to addition of fee rate adjustments based on investment performance for certain funds. The Independent Trustees considered that Putnam’s proposal to add fee rate adjustments based on investment performance to the management contracts of certain funds reflected a desire by Putnam Management to align its fee revenues more closely with investment performance in the case of certain funds. They noted that Putnam Management already has a significant financial interest in achieving good performance results for the funds it manages. Putnam Management’s fees are based on the assets under its management (whether calculated on an individual fund or complex-wide basis). Good performance results in higher asset levels and therefore higher revenues to Putnam Management. Moreover, good performance also tends to attract additional investors to particular funds or the complex generally, also resulting in higher revenues. Nevertheless, the Independent Trustees concluded that adjusting management fees based on performance for certain selected funds could provide additional benefits to shareholders.

The Independent Trustees noted that Putnam Management proposed the addition of performance adjustments only for certain of the funds and considered whether similar adjustments might be appropriate for other funds. (Putnam Management did not propose the addition of performance adjustments for any of the funds in Putnam Variable Trust.) In this regard, they considered Putnam Management’s belief that the addition of performance adjustments would be most appropriate for shareholders of U.S. growth funds, international equity funds and Putnam Global Equity Fund. They also considered Putnam Management’s view that it would continue to monitor whether performance fees would be appropriate for other funds. Accordingly, the Independent Trustees concluded that it would be desirable to gain further experience with the operation of performance adjustments for certain funds and the market’s receptivity to such fee structures before giving further consideration to whether similar performance adjustments would be appropriate for other funds as well.

• Considerations relating to standardization of payment terms. The proposed management contracts for all funds provide that management fees will be computed and paid monthly within 15 days after the end of each month. The current contracts of the funds contain quarterly computation and payment terms in some cases. These differences largely reflect practices in place at earlier times when

Putnam VT Diversified Income Fund 41

many of the funds were first organized. Under the proposed contract, certain funds would make payments to Putnam Management earlier than they do under their current contract. This would reduce a fund’s opportunity to earn income on accrued but unpaid management fees by a small amount, but would not have a material effect on a fund’s operating costs.

The Independent Trustees considered the fact that standardizing the payment terms for all funds would involve an acceleration in the timing of payments to Putnam Management for some funds and a corresponding loss of a potential opportunity for such funds to earn income on accrued but unpaid management fees. The Independent Trustees did not view this change as having a material impact on shareholders of any fund. In this regard, the Independent Trustees noted that the proposed contracts conform to the payment terms included in management contracts for all Putnam funds organized in recent years and that standardizing payment terms across all funds would reduce administrative burdens for both the funds and Putnam Management.

• Considerations relating to comparisons with management fees and total expenses of competitive funds. As part of their evaluation of the proposed management contracts, the Independent Trustees also reviewed the general approach taken by Putnam Management and the Independent Trustees in recent years in imposing appropriate limits on total fund expenses. As part of the annual contract review process in recent years, Putnam Management agreed to waive fees as needed to limit total fund expenses to a maximum level equal to the average total expenses of comparable competitive funds in the mutual fund industry. In connection with its proposal to implement new management contracts, Putnam Management also proposed, and the Independent Trustees approved, certain changes in this approach that shift the focus from controlling total expenses to imposing separate limits on certain categories of expenses, as required. As a general matter, Putnam Management and the Independent Trustees concluded that management fees for the Putnam funds are competitive with the fees charged by comparable funds in the industry. Nevertheless, the Independent Trustees considered specific management fee waivers proposed to be implemented as of August 1, 2009 by Putnam Management with respect to the current management fees of certain funds, as well as projected reductions in management fees for almost all funds that would result under the proposed contracts. Putnam Management and the Independent Trustees also agreed to impose separate expense limitations of 37.5 basis points on the general category of shareholder servicing expenses and 20 basis points on the general category of other ordinary operating expenses. These new expense limitations, as well as the fee waivers, were implemented for all funds effective as of August 1, 2009, replacing the expense limitation referred to above.

These changes resulted in lower total expenses for many funds, but in the case of some funds total expenses increased after application of the new waivers and expense limitations (as compared with the results obtained using the expense limitation method previously in place). In this regard, the Independent Trustees considered the likelihood that total expenses for most of these funds would have increased in any event in the normal course under the previous expense limitation arrangement, as the reported total expense levels of many competitive funds increased in response to the major decline in asset values that began in September 2008. These new waivers and expense limitations will continue in effect until at least July 31, 2010 and will be re-evaluated by the Independent Trustees as part of the annual contract review process prior to their scheduled expiration. However, the management fee waivers referred to above would largely become permanent reductions in fees as a result of the implementation of the proposed management contracts.

Under these new expense limitation arrangements effective August 1, 2009, the fixed income funds, including your fund, and asset allocation funds are subject to management fee waivers that reduce these funds’ management fees pending implementation of the proposed management contracts. In addition, your fund is subject to an expense limitation of 20 basis points on the general category of other ordinary operating expenses. (The expense limitation of 37.5 basis points on shareholder servicing fees does not affect the current shareholder servicing fees for the Putnam Variable Trust funds, which remain fixed at 3 basis points.)

42 Putnam VT Diversified Income Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2009, are available in the Individual Investors section of www.putnam.com and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the public reference room.

Putnam VT Diversified Income Fund 43

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	John A. Hill, Chairman
One Post Office Square	Mailing address:	Jameson A. Baxter, Vice Chairman
Boston, MA 02109	P.O. Box 8383	Ravi Akhoury
	Boston, MA 02266-8383	Charles B. Curtis
Investment Sub-Manager	1-800-225-1581	Robert J. Darretta
Putnam Investments Limited		Myra R. Drucker
57–59 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1LD	State Street Bank and Trust Company	Elizabeth T. Kennan
Kenneth R. Leibler
Marketing Services	Legal Counsel	Robert E. Patterson
Putnam Retail Management	Ropes & Gray LLP	George Putnam, III
One Post Office Square		Robert L. Reynolds
Boston, MA 02109		W. Thomas Stephens
Richard B. Worley

This report has been prepared for the shareholders
of Putnam Variable Trust.	257905 8/09

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: August 28, 2009

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: August 28, 2009